UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1. Reports to Stockholders.

April 30, 2018

Semi Annual Report

Victory Diversified Stock Fund

Victory NewBridge Large Cap Growth Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Table of Contents

Financial Statements
Victory Diversified Stock Fund
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	26
Statement of Operations	32
Statements of Changes in Net Assets	35-37
Financial Highlights	44-49
Victory NewBridge Large Cap Growth Fund
Schedule of Portfolio Investments	8
Statement of Assets and Liabilities	26
Statement of Operations	32
Statements of Changes in Net Assets	35-37
Financial Highlights	50-54
Victory Special Value Fund
Schedule of Portfolio Investments	10
Statement of Assets and Liabilities	26
Statement of Operations	32
Statements of Changes in Net Assets	35-37
Financial Highlights	55-59
Victory Strategic Allocation Fund
Schedule of Portfolio Investments	13
Statement of Assets and Liabilities	28
Statement of Operations	33
Statements of Changes in Net Assets	38-40
Financial Highlights	60-63
Victory Sycamore Established Value Fund
Schedule of Portfolio Investments	14
Statement of Assets and Liabilities	28
Statement of Operations	33
Statements of Changes in Net Assets	38-40
Financial Highlights	64-69
Victory Sycamore Small Company Opportunity Fund
Schedule of Portfolio Investments	17
Statement of Assets and Liabilities	28
Statement of Operations	33
Statements of Changes in Net Assets	38-40
Financial Highlights	70-74
Victory INCORE Fund for Income
Schedule of Portfolio Investments	21
Statement of Assets and Liabilities	30
Statement of Operations	34
Statements of Changes in Net Assets	41-43
Financial Highlights	75-80
Victory INCORE Investment Grade Convertible Fund
Schedule of Portfolio Investments	23
Statement of Assets and Liabilities	30
Statement of Operations	34
Statements of Changes in Net Assets	41-43
Financial Highlights	81-82

Victory Portfolios

Table of Contents (continued)

Notes to Financial Statements	83
Supplemental Information	99
Trustee and Officer Information	99
Proxy Voting and Form N-Q Information	102
Expense Examples	102
Portfolio Holdings	106
Advisory Contract Approval	108
Victory Funds Privacy Policy	112

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Consumer Discretionary (16.5%):
Amazon.com, Inc. (a) (b)	6,765	$10,595
Best Buy Co., Inc. (b)	37,260	2,852
BorgWarner, Inc.	119,810	5,864
Burlington Stores, Inc. (a)	32,840	4,461
Comcast Corp., Class A (b)	131,555	4,130
D.R. Horton, Inc.	144,735	6,389
Dollar General Corp.	27,670	2,671
Lear Corp.	35,520	6,640
LGI Homes, Inc. (a) (b)	44,080	3,050
Magna International, Inc., ADR (b)	82,250	4,853
Ross Stores, Inc.	79,300	6,411
The Home Depot, Inc.	23,300	4,306
Thor Industries, Inc.	22,905	2,431
Toll Brothers, Inc.	129,325	5,452
Winnebago Industries, Inc. (b)	55,080	2,088
		72,193
Consumer Staples (4.8%):
Costco Wholesale Corp. (b)	28,635	5,645
Philip Morris International, Inc.	26,765	2,195
Sprouts Farmers Markets, Inc. (a)	193,500	4,843
Tyson Foods, Inc., Class A	34,835	2,442
Wal-Mart Stores, Inc. (b)	63,575	5,624
		20,749
Energy (6.8%):
Callon Petroleum Co. (a) (b)	214,050	2,977
Chevron Corp.	57,225	7,160
EOG Resources, Inc.	41,305	4,881
Exxon Mobil Corp.	47,490	3,692
Laredo Petroleum, Inc. (a) (b)	187,170	2,059
Phillips 66	47,100	5,243
Valero Energy Corp.	34,995	3,882
		29,894
Financials (20.6%):
Ameriprise Financial, Inc.	39,350	5,517
Bank of America Corp.	325,030	9,725
Berkshire Hathaway, Inc., Class B (a)	46,315	8,973
Citigroup, Inc.	29,809	2,035
E*TRADE Financial Corp. (a)	115,468	7,008
Essent Group Ltd. (a)	114,960	3,789
FCB Financial Holdings, Inc. (a)	88,860	5,136
Federated Investors, Inc., Class B	53,620	1,419
JPMorgan Chase & Co.	96,015	10,445
Northern Trust Corp.	61,055	6,518
Raymond James Financial, Inc.	68,250	6,125
Regions Financial Corp.	145,040	2,712
SVB Financial Group (a)	13,215	3,959

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TD Ameritrade Holding Corp.	75,941	$4,411
Walker & Dunlop, Inc.	5,715	326
Western Alliance BanCorp (a)	108,625	6,407
Zions BanCorp	95,469	5,227
		89,732
Health Care (10.4%):
Bristol-Myers Squibb Co.	81,445	4,246
Cigna Corp. (b)	25,754	4,425
Express Scripts Holding Co. (a)	80,678	6,107
Innoviva, Inc. (a) (b)	204,510	2,965
Johnson & Johnson	52,510	6,643
McKesson Corp.	23,050	3,601
Mylan NV (a)	115,775	4,487
Novartis AG, ADR	31,690	2,430
UnitedHealth Group, Inc.	44,450	10,508
		45,412
Industrials (9.5%):
Cummins, Inc. (b)	26,415	4,223
FedEx Corp.	29,700	7,341
Huntington Ingalls Industries, Inc.	10,330	2,512
ManpowerGroup, Inc.	26,280	2,516
Norfolk Southern Corp.	44,840	6,433
PACCAR, Inc.	37,510	2,388
Patrick Industries, Inc. (a)	50,942	2,899
SkyWest, Inc.	66,605	3,790
United Rentals, Inc. (a)	23,635	3,545
United Technologies Corp. (b)	18,010	2,164
Universal Forest Products, Inc. (b)	112,515	3,587
		41,398
Information Technology (20.4%):
Alphabet, Inc., Class C (a)	12,561	12,780
Apple, Inc. (b)	94,540	15,624
Applied Materials, Inc. (b)	91,075	4,524
DXC Technology Co.	57,800	5,957
Entegris, Inc.	73,195	2,357
Facebook, Inc., Class A (a)	34,020	5,851
KLA-Tencor Corp.	25,160	2,560
Micron Technology, Inc. (a)	48,940	2,250
Microsoft Corp.	179,785	16,813
MKS Instruments, Inc.	39,020	3,996
ON Semiconductor Corp. (a)	263,960	5,827
YY, Inc., ADR (a)	43,915	4,233
Zebra Technologies Corp., Class A (a)	45,845	6,181
		88,953
Materials (5.0%):
Avery Dennison Corp.	46,600	4,884
Louisiana Pacific Corp.	214,746	6,084

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Packaging Corp. of America	40,925	$4,735
Steel Dynamics, Inc.	141,205	6,327
		22,030
Telecommunication Services (3.6%):
AT&T, Inc.	245,815	8,038
Verizon Communications, Inc.	159,945	7,893
		15,931
Total Common Stocks (Cost $368,840)		426,292
Exchange-Traded Funds (1.0%)
SPDR S&P 500 ETF Trust (b)	16,860	4,460
Total Exchange-Traded Funds (Cost $4,497)		4,460
Collateral for Securities Loaned (4.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.88% (c)	2,589,093	2,589
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.63% (c)	5,345,306	5,345
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.90% (c)	3,624,803	3,625
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.01% (c)	1,087,419	1,087
JPMorgan Prime Money Market Fund, Capital Class, 1.87% (c)	5,954,707	5,955
Total Collateral for Securities Loaned (Cost $18,601)		18,601
Total Investments (Cost $391,938) — 102.9%		449,353
Liabilities in excess of other assets — (2.9)%		(12,769)
NET ASSETS — 100.00%		$436,584

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Communications Equipment (2.8%):
Arista Networks, Inc. (a)	2,750	$728
Consumer Discretionary (22.1%):
Amazon.com, Inc. (a)	1,245	1,949
Booking Holdings, Inc. (a)	505	1,100
Burlington Stores, Inc. (a) (b)	4,850	659
Floor & Decor Holdings, Inc., Class A (a) (b)	11,525	641
TAL Education Group, ADR	14,050	512
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,725	934
		5,795
Consumer Staples (2.8%):
Monster Beverage Corp. (a)	13,475	741
Financials (6.8%):
First Republic Bank	5,650	525
MarketAxess Holdings, Inc.	3,225	641
The Charles Schwab Corp.	11,000	612
		1,778
Health Care (16.4%):
ABIOMED, Inc. (a)	2,125	640
Alexion Pharmaceuticals, Inc. (a)	5,975	703
Align Technology, Inc. (a)	2,975	743
Edwards Lifesciences Corp. (a)	5,325	678
UnitedHealth Group, Inc.	2,825	668
Zoetis, Inc.	9,925	829
		4,261
Industrials (4.4%):
CSX Corp.	13,075	777
XPO Logistics, Inc. (a)	3,725	362
		1,139
Internet Software & Services (12.2%):
Alibaba Group Holding Ltd., ADR (a) (b)	4,100	732
Alphabet, Inc., Class C (a)	1,240	1,261
Facebook, Inc., Class A (a)	7,025	1,208
		3,201
IT Services (8.1%):
PayPal Holdings, Inc. (a)	9,875	737
Visa, Inc., Class A	10,900	1,383
		2,120
Materials (2.8%):
The Sherwin-Williams Co.	2,025	745
Semiconductors & Semiconductor Equipment (3.5%):
Nvidia Corp.	4,050	911

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software (14.1%):
Activision Blizzard, Inc.	11,000	$730
Adobe Systems, Inc. (a)	2,975	659
Red Hat, Inc. (a)	5,200	847
Salesforce.com, Inc. (a)	5,825	705
ServiceNow, Inc. (a)	4,625	768
		3,709
Total Common Stocks (Cost $13,882)		25,128
Collateral for Securities Loaned (7.9%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.88% (c)	286,200	286
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.63% (c)	590,874	591
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.90% (c)	400,688	401
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.01% (c)	120,204	120
JPMorgan Prime Money Market Fund, Capital Class, 1.87% (c)	658,238	658
Total Collateral for Securities Loaned (Cost $2,056)		2,056
Total Investments (Cost $15,938) — 103.9%		27,184
Liabilities in excess of other assets — (3.9)%		(1,021)
NET ASSETS — 100.00%		$26,163

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2018.

ADR — American Depositary Receipt

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Consumer Discretionary (16.6%):
Amazon.com, Inc. (a)	1,260	$1,973
Best Buy Co., Inc.	7,120	545
BorgWarner, Inc.	22,030	1,078
Burlington Stores, Inc. (a)	6,201	842
Comcast Corp., Class A	24,800	778
D.R. Horton, Inc.	27,589	1,217
Dollar General Corp.	5,205	502
Lear Corp.	6,758	1,264
LGI Homes, Inc. (a) (b)	8,305	575
Magna International, Inc., ADR (b)	15,633	922
Ross Stores, Inc.	15,059	1,219
The Home Depot, Inc.	4,443	821
Thor Industries, Inc.	4,325	459
Toll Brothers, Inc.	24,233	1,022
Winnebago Industries, Inc.	10,230	388
		13,605
Consumer Staples (4.7%):
Costco Wholesale Corp.	5,451	1,075
Philip Morris International, Inc.	4,945	405
Sprouts Farmers Markets, Inc. (a)	34,865	873
Tyson Foods, Inc., Class A	6,500	456
Wal-Mart Stores, Inc.	12,123	1,072
		3,881
Energy (6.9%):
Callon Petroleum Co. (a)	40,180	559
Chevron Corp.	10,750	1,345
EOG Resources, Inc.	7,732	914
Exxon Mobil Corp.	8,884	691
Laredo Petroleum, Inc. (a)	35,135	386
Phillips 66	8,905	991
Valero Energy Corp.	6,673	740
		5,626
Financials (20.7%):
Ameriprise Financial, Inc.	7,484	1,049
Bank of America Corp.	61,849	1,851
Berkshire Hathaway, Inc., Class B (a)	8,848	1,714
Citigroup, Inc.	5,757	393
E*TRADE Financial Corp. (a)	21,797	1,323
Essent Group Ltd. (a)	21,914	723
FCB Financial Holdings, Inc. (a)	16,014	926
Federated Investors, Inc., Class B (b)	10,117	268
JPMorgan Chase & Co.	18,252	1,985
Northern Trust Corp.	11,620	1,240
Raymond James Financial, Inc.	12,990	1,166
Regions Financial Corp.	27,210	509

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SVB Financial Group (a)	2,490	$746
TD Ameritrade Holding Corp.	14,334	833
Walker & Dunlop, Inc.	1,075	61
Western Alliance BanCorp (a)	20,703	1,221
Zions BanCorp	18,029	987
		16,995
Health Care (10.5%):
Bristol-Myers Squibb Co.	15,550	811
Cigna Corp.	4,854	834
Express Scripts Holding Co. (a)	15,325	1,160
Innoviva, Inc. (a)	38,570	559
Johnson & Johnson	9,566	1,210
McKesson Corp.	4,325	676
Mylan NV (a)	22,168	859
Novartis AG, ADR	5,885	451
UnitedHealth Group, Inc.	8,495	2,008
		8,568
Industrials (9.6%):
Cummins, Inc.	5,100	816
FedEx Corp.	5,632	1,392
Huntington Ingalls Industries, Inc.	1,940	472
ManpowerGroup, Inc.	4,967	475
Norfolk Southern Corp.	8,395	1,204
PACCAR, Inc.	6,965	443
Patrick Industries, Inc. (a)	9,642	549
SkyWest, Inc.	12,542	714
United Rentals, Inc. (a)	4,478	672
United Technologies Corp.	3,385	407
Universal Forest Products, Inc.	21,444	683
		7,827
Information Technology (20.5%):
Alphabet, Inc., Class C (a)	2,400	2,442
Apple, Inc.	18,028	2,979
Applied Materials, Inc.	17,225	856
DXC Technology Co.	10,520	1,084
Entegris, Inc.	13,997	451
Facebook, Inc., Class A (a)	6,467	1,112
KLA-Tencor Corp.	4,740	482
Micron Technology, Inc. (a)	9,245	425
Microsoft Corp.	33,347	3,119
MKS Instruments, Inc.	7,350	753
ON Semiconductor Corp. (a)	49,760	1,098
YY, Inc., ADR (a)	8,330	803
Zebra Technologies Corp., Class A (a)	8,627	1,163
		16,767
Materials (5.1%):
Avery Dennison Corp.	8,721	914
Louisiana Pacific Corp.	40,531	1,148

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Packaging Corp. of America	7,700	$891
Steel Dynamics, Inc.	26,760	1,199
		4,152
Telecommunication Services (3.6%):
AT&T, Inc.	45,875	1,500
Verizon Communications, Inc.	29,740	1,468
		2,968
Total Common Stocks (Cost $73,421)		80,389
Exchange-Traded Funds (1.0%)
SPDR S&P 500 ETF Trust	3,165	837
Total Exchange-Traded Funds (Cost $845)		837
Collateral for Securities Loaned (1.2%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.88% (c)	139,511	140
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.63% (c)	288,027	288
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.90% (c)	195,319	195
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.01% (c)	58,595	59
JPMorgan Prime Money Market Fund, Capital Class, 1.87% (c)	320,864	321
Total Collateral for Securities Loaned (Cost $1,003)		1,003
Total Investments (Cost $75,269) — 100.4%		82,229
Liabilities in excess of other assets — (0.4)%		(362)
NET ASSETS — 100.00%		$81,867

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory Strategic Allocation Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (17.3%)
VictoryShares International Volatility Wtd ETF	68,070	$2,787
VictoryShares US Multi-Factor Minimum Volatility ETF	98,590	2,714
VictoryShares US Small Cap Volatility Wtd ETF	27,406	1,252
Total Affiliated Exchange-Traded Funds (Cost $5,975)		6,753
Affiliated Mutual Funds (82.1%)
Victory CEMP Market Neutral Income Fund, Class I	905,465	8,665
Victory INCORE Total Return Bond Fund, Class R6	497,688	4,604
Victory Integrity Discovery Fund, Class Y	28,181	1,217
Victory RS Global Fund, Class Y	907,546	11,598
Victory Sophus Emerging Markets Small Cap Fund, Class Y	300,064	3,040
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	211,214	3,029
Total Affiliated Mutual Funds (Cost $32,212)		32,153
Total Investments (Cost $38,187) — 99.4%		38,906
Other assets in excess of liabilities — 0.6%		219
NET ASSETS — 100.00%		$39,125

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Consumer Discretionary (11.8%):
AutoNation, Inc. (a) (b)	2,583,852	$119,348
BorgWarner, Inc. (b)	3,095,500	151,494
CBS Corp., Class B (b)	2,066,100	101,652
Cinemark Holdings, Inc. (b)	4,544,400	178,003
Darden Restaurants, Inc. (b)	1,843,600	171,197
Hasbro, Inc.	2,028,000	178,647
The Interpublic Group of Co., Inc. (b)	4,636,800	109,382
Tiffany & Co.	1,522,100	156,518
VF Corp.	1,331,979	107,717
		1,273,958
Consumer Staples (8.6%):
Archer-Daniels-Midland Co. (b)	7,137,200	323,885
Hormel Foods Corp. (b)	2,385,700	86,482
Ingredion, Inc.	1,263,000	152,937
Sysco Corp. (b)	3,226,200	201,767
The Kroger Co. (b)	6,739,150	169,759
		934,830
Energy (6.7%):
Cimarex Energy Co. (b)	1,424,000	143,240
Devon Energy Corp.	4,871,400	176,978
Energen Corp. (a)	1,877,800	122,883
Parsley Energy, Inc., Class A (a)	5,119,000	153,724
PDC Energy, Inc. (a)	2,435,200	130,381
		727,206
Financials (19.1%):
Aflac, Inc.	3,641,800	165,957
Alleghany Corp.	416,600	239,408
American Financial Group, Inc.	1,046,900	118,530
Arthur J. Gallagher & Co.	2,569,800	179,860
Citizens Financial Group, Inc.	4,117,000	170,814
E*TRADE Financial Corp. (a)	3,148,900	191,075
FNF Group	3,816,000	140,543
Markel Corp. (a) (b)	137,700	155,607
Marsh & McLennan Co., Inc.	1,186,100	96,667
SunTrust Banks, Inc.	3,998,100	267,073
The Allstate Corp.	1,179,200	115,349
W.R. Berkley Corp. (b)	3,108,100	231,740
		2,072,623
Health Care (6.6%):
HCA Holdings, Inc.	1,016,200	97,291
Hologic, Inc. (a)	4,329,700	167,949
Perrigo Co. PLC (b)	1,958,300	153,022
Quest Diagnostics, Inc. (b)	2,006,100	203,017
STERIS PLC	1,011,300	95,588
		716,867

See notes to financial statements.

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (13.4%):
AGCO Corp.	2,187,700	$137,125
Colfax Corp. (a)	3,178,600	98,568
Hubbell, Inc.	821,400	85,311
Ingersoll-Rand PLC	1,986,700	166,665
Landstar System, Inc.	1,202,600	122,244
Owens Corning, Inc.	1,195,900	78,319
PACCAR, Inc.	1,587,800	101,095
Parker-Hannifin Corp.	626,200	103,085
Quanta Services, Inc. (a)	4,963,900	161,327
Republic Services, Inc., Class A (b)	1,650,400	106,748
Textron, Inc.	3,406,900	211,705
Xylem, Inc.	1,041,000	75,889
		1,448,081
Information Technology (14.0%):
ARRIS International PLC (a) (b)	3,765,600	101,671
Black Knight, Inc. (a) (b)	2,442,621	118,834
DXC Technology Co.	1,669,443	172,052
Fidelity National Information Services, Inc.	1,683,200	159,854
Flextronics International Ltd. (a)	9,474,900	123,174
Hewlett Packard Enterprises Co.	8,414,919	143,474
Keysight Technologies, Inc. (a)	3,335,700	172,389
MAXIMUS, Inc.	1,897,200	128,308
Motorola Solutions, Inc.	1,775,800	195,036
Nuance Communications, Inc. (a)	8,247,600	121,404
Synopsys, Inc. (a)	965,800	82,586
		1,518,782
Materials (9.1%):
AptarGroup, Inc. (b)	1,798,800	168,188
Celanese Corp., Series A	1,282,700	139,391
Crown Holdings, Inc. (a)	1,328,957	66,235
Eastman Chemical Co.	1,654,200	168,861
International Flavors & Fragrances, Inc.	552,500	78,046
Packaging Corp. of America	1,196,000	138,365
Reliance Steel & Aluminum Co.	2,616,971	230,084
		989,170
Real Estate (2.9%):
Lamar Advertising Co. (b)	2,302,400	146,686
National Retail Properties, Inc.	4,290,800	163,222
		309,908
Utilities (3.4%):
Alliant Energy Corp. (b)	2,724,100	117,000
DTE Energy Co. (b)	1,200,800	126,564
Xcel Energy, Inc. (b)	2,752,700	128,937
		372,501
Total Common Stocks (Cost $8,686,575)		10,363,926

See notes to financial statements.

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.2%)
iShares Russell Midcap Value Index ETF	1,548,300	$134,439
Total Exchange-Traded Funds (Cost $102,266)		134,439
Collateral for Securities Loaned (1.9%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.88% (c)	28,779,081	28,779
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.63% (c)	59,415,780	59,416
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.90% (c)	40,291,518	40,292
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.01% (c)	12,087,214	12,087
JPMorgan Prime Money Market Fund, Capital Class, 1.87% (c)	66,189,584	66,190
Total Collateral for Securities Loaned (Cost $206,764)		206,764
Total Investments (Cost $8,995,605) — 98.7%		10,705,129
Other assets in excess of liabilities — 1.3%		135,957
NET ASSETS — 100.00%		$10,841,086

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2018.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)
Banks (12.6%):
Associated Banc-Corp.	2,703,309	$71,503
Bank of Hawaii Corp. (a)	616,050	51,878
CoBiz Financial, Inc.	1,305,000	26,296
Columbia Banking System, Inc.	1,435,600	57,725
Eagle Bancorp, Inc. (b)	1,160,600	68,127
Independent Bank Corp.	820,471	59,320
Lakeland Financial Corp.	793,450	37,705
Pinnacle Financial Partners, Inc.	1,035,350	66,314
South State Corp.	776,300	67,189
Sterling BanCorp	2,805,900	66,640
UMB Financial Corp. (a)	936,000	71,678
		644,375
Capital Markets (0.8%):
Virtus Investment Partners, Inc.	356,500	41,122
Consumer Discretionary (11.6%):
Choice Hotels International, Inc. (a)	690,825	55,301
Churchill Downs, Inc.	162,350	44,581
Columbia Sportswear Co.	875,400	72,667
Culp, Inc.	1,075,795	31,790
Dunkin' Brands Group, Inc. (a)	542,150	33,049
Lithia Motors, Inc.	553,225	53,032
Modine Manufacturing Co. (b)	396,116	6,813
Penske Automotive Group, Inc.	1,038,350	46,830
Sothebys Holdings, Inc., Class A (b)	1,287,728	67,992
Steven Madden Ltd.	854,475	41,228
The E.W. Scripps Co., Class A	2,756,300	30,678
Unifi, Inc. (b)	974,375	28,851
Wolverine World Wide, Inc.	2,753,368	82,491
		595,303
Consumer Staples (2.9%):
Performance Food Group Co. (b)	2,290,932	74,341
The Andersons, Inc.	2,333,457	76,187
		150,528
Energy (4.5%):
Delek US Holdings, Inc.	944,300	44,731
Helix Energy Solutions Group, Inc. (b)	5,694,020	43,958
SRC Energy, Inc. (b)	7,267,300	80,231
Unit Corp. (b)	2,597,700	58,916
		227,836
Health Care (4.5%):
AMN Healthcare Services, Inc. (a) (b)	604,850	40,434
Bruker Corp.	1,173,371	34,650
CONMED Corp.	681,306	44,305
Haemonetics Corp. (b)	463,532	36,174
Molina Healthcare, Inc. (b)	872,475	72,634
		228,197

See notes to financial statements.

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (19.0%):
Aerojet Rocketdyne Holdings, Inc. (a) (b)	1,785,875	$49,897
Alamo Group, Inc.	389,500	42,639
Applied Industrial Technologies, Inc.	556,700	35,601
AZZ, Inc.	613,400	27,327
Barnes Group, Inc.	396,900	22,040
Carlisle Cos., Inc.	665,784	71,725
Crane Co.	744,500	62,270
EMCOR Group, Inc.	1,095,700	80,632
Encore Wire Corp.	938,888	49,432
Esterline Technologies Corp. (b)	459,800	33,037
Forward Air Corp.	844,100	45,573
FTI Consulting, Inc. (b)	1,067,850	62,362
Granite Construction, Inc.	747,615	39,160
Mueller Industries, Inc. (a)	1,121,000	30,469
MYR Group, Inc. (b)	1,057,488	31,725
TriMas Corp. (b)	1,835,000	49,729
UniFirst Corp.	498,700	80,091
Viad Corp.	774,475	39,305
Watts Water Technologies, Inc., Class A	734,600	54,728
Werner Enterprises, Inc. (a)	965,100	33,103
Woodward, Inc.	434,200	31,236
		972,081
Information Technology (8.3%):
ADTRAN, Inc.	2,591,600	37,967
Anixter International, Inc. (b)	832,000	49,004
Diodes, Inc. (b)	381,000	10,878
Electronics For Imaging, Inc. (a) (b)	1,182,300	32,750
Littelfuse, Inc.	119,600	22,356
ManTech International Corp., Class A	1,001,100	59,154
MAXIMUS, Inc.	833,100	56,342
Mesa Laboratories, Inc. (a)	143,489	24,151
MicroStrategy, Inc., Class A (b)	192,500	24,536
Nice Ltd., ADR (a) (b)	679,500	64,668
Sykes Enterprises, Inc. (b)	1,464,900	42,131
		423,937
Insurance (15.5%):
American Financial Group, Inc.	525,678	59,517
AMERISAFE, Inc.	805,650	47,775
Axis Capital Holdings Ltd.	477,225	28,013
Brown & Brown, Inc.	2,838,774	77,300
FBL Financial Group, Inc., Class A	658,910	51,230
First American Financial Corp.	1,004,925	51,362
Hanover Insurance Group, Inc.	711,050	81,665
Horace Mann Educators Corp.	1,756,900	78,533
Infinity Property & Casualty Corp.	179,987	23,758
Kinsale Capital Group, Inc.	197,427	10,177
ProAssurance Corp.	1,466,400	69,361
Renaissancere Holdings Ltd.	428,800	58,334
State Auto Financial Corp.	782,999	24,453

See notes to financial statements.

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Validus Holdings Ltd.	1,426,600	$96,682
White Mountains Insurance Group Ltd.	39,225	33,941
		792,101
Materials (9.7%):
Cabot Corp.	770,233	43,025
Carpenter Technology Corp.	633,800	33,756
Graphic Packaging Holding Co.	2,933,900	41,955
Hawkins, Inc.	133,033	4,324
Kaiser Aluminum Corp.	420,800	41,466
Minerals Technologies, Inc.	788,300	54,432
Orion Engineered Carbons SA	2,189,700	58,684
P.H. Glatfelter Co.	1,231,300	25,722
PolyOne Corp.	1,191,500	49,864
Sensient Technologies Corp. (a)	658,050	43,859
Valvoline, Inc.	2,547,750	51,668
Worthington Industries, Inc.	1,066,389	47,486
		496,241
Real Estate (4.0%):
American Assets Trust, Inc.	1,391,400	46,709
LTC Properties, Inc.	1,330,500	48,098
Ryman Hospitality Properties, Inc.	614,400	48,157
Washington Real Estate Investment Trust	2,117,500	60,814
		203,778
Utilities (2.0%):
ALLETE, Inc.	593,800	45,372
MGE Energy, Inc.	500,400	29,048
ONE Gas, Inc.	421,900	29,415
		103,835
Total Common Stocks (Cost $3,971,625)		4,879,334
Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value Index ETF (a)	547,500	67,961
Total Exchange-Traded Funds (Cost $62,908)		67,961
Collateral for Securities Loaned (1.1%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.88% (c)	7,756,174	7,756
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.63% (c)	16,012,990	16,013
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.90% (c)	10,858,861	10,859
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.01% (c)	3,257,593	3,258
JPMorgan Prime Money Market Fund, Capital Class, 1.87% (c)	17,838,580	17,839
Total Collateral for Securities Loaned (Cost $55,725)		55,725
Total Investments (Cost $4,090,258) — 97.8%		5,003,020
Other assets in excess of liabilities — 2.2%		114,252
NET ASSETS — 100.00%		$5,117,272

See notes to financial statements.

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (94.6%)
Multi-family (1.4%):
Collateralized Mortgage Obligations (1.0%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$1,105	$1,124
Series 2012-33, Class AB, 7.00%, 3/16/46	4,806	5,189
Series 2012-67, Class AF, 7.00%, 4/16/44	448	454
		6,767
Pass-throughs (0.4%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 11/15/20	80	80
7.50%, 8/15/21	40	41
7.92%, 7/1/23	336	337
8.25%, 9/15/30	207	207
8.00%, 1/15/31 – 11/15/33	1,245	1,248
7.75%, 9/15/33	438	438
		2,351
Single Family (93.2%):
Collateralized Mortgage Obligations (3.5%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	228	241
Series 1997-8, Class PN, 7.50%, 5/16/27	42	42
Series 1999-4, Class ZB, 6.00%, 2/20/29	356	356
Series 2000-9, Class Z, 8.00%, 6/20/30	69	79
Series 2001-10, Class PE, 6.50%, 3/16/31	268	297
Series 2001-21, Class PE, 6.50%, 5/16/31	207	233
Series 2002-22, Class GF, 6.50%, 3/20/32	45	51
Series 2002-33, Class ZJ, 6.50%, 5/20/32	126	142
Series 2002-45, Class QE, 6.50%, 6/20/32	81	90
Series 2002-47, Class PG, 6.50%, 7/16/32	31	35
Series 2002-47, Class ZA, 6.50%, 7/20/32	223	251
Series 2005-74, Class HB, 7.50%, 9/16/35	23	25
Series 2005-74, Class HC, 7.50%, 9/16/35	97	113
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,450	1,671
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	1,166	1,324
Series 2012-30, Class WB, 7.08%, 11/20/39 (a)	5,021	5,676
Series 2013-190, Class KT, 8.11%, 9/20/30 (a)	1,868	2,015
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	3,148	3,429
Series 2013-64, Class KY, 6.94%, 12/20/38 (a)	2,025	2,288
Series 2013-70, Class KP, 7.09%, 2/20/39 (a)	1,838	2,092
Series 2014-69, Class W, 7.26%, 11/20/34 (a)	251	287
Series 2014-74, Class PT, 7.72%, 5/16/44 (a)	468	525
Series 2015-55, Class PT, 7.96%, 6/20/39 (a)	1,403	1,564
		22,826

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Pass-throughs (89.7%):
Government National Mortgage Assoc.
7.75%, 11/15/20	$267	$274
10.50%, 12/15/20	14	14
6.00%, 1/15/22 – 7/15/36	43,262	49,107
6.00%, 12/15/40	148	169
8.00%, 1/20/22 – 4/15/38	55,132	63,866
7.00%, 5/20/22 – 1/15/39	131,958	149,668
7.00%, 7/15/35	414	471
7.95%, 9/15/22	35	37
7.50%, 12/20/22 – 2/15/38	94,932	107,757
7.13%, 3/15/23 – 7/15/25	1,589	1,683
5.50%, 7/15/23	41	45
6.50%, 8/20/23 – 7/15/39	183,847	206,510
10.00%, 4/15/25 – 2/15/26	986	1,031
9.50%, 7/15/25	1	1
9.00%, 2/15/26 – 10/15/29	907	1,020
6.13%, 6/20/28 – 9/20/29	604	645
6.28%, 10/20/28 – 12/20/29	1,100	1,212
6.10%, 5/20/29 – 7/20/31	1,044	1,138
7.30%, 4/20/30 – 2/20/31	491	508
6.49%, 5/20/31 – 3/20/32	1,503	1,689
8.50%, 6/15/31 – 2/15/32	2,894	3,290
		590,135
Total Government National Mortgage Association (Cost $642,813)		622,079
U.S. Treasury Obligations (5.0%)
U.S. Treasury Bills, 1.94%, 10/4/18 (b)	7,271	7,210
U.S. Treasury Bonds, 8.50%, 2/15/20	23,197	25,647
Total U.S. Treasury Obligations (Cost $33,013)		32,857
Investment Companies (0.0%) (c)
BlackRock Liquidity Funds Fedfund Portfolio, 1.39% (a)	100,339	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $675,926) — 99.6%		655,036
Other assets in excess of liabilities — 0.4%		2,821
NET ASSETS — 100.00%		$657,857

(a)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2018.

(b)  Rate represents the effective yield at April 30, 2018.

(c)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)
Consumer Discretionary (0.3%):
Lennar Corp., Class A	8,116	$429
Lennar Corp., Class B	162	7
		436
Total Common Stocks (Cost $491)		436
Convertible Corporate Bonds (70.5%)
Consumer Discretionary (4.6%):
KB Home, 1.38%, 2/1/19, Callable 11/6/18 @ 100	$290	314
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	4,010	6,673
		6,987
Energy (2.1%):
Nabors Industries, Inc., 0.75%, 1/15/24	4,125	3,235
Financials (13.5%):
Ares Capital Corp.
4.38%, 1/15/19	3,662	3,707
3.75%, 2/1/22	2,340	2,390
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,922	4,022
Booking Holdings, Inc., 0.90%, 9/15/21 (a)	780	984
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	1,426	2,024
MGIC Investment Corp., 9.00%, 4/1/63 (b)	1,322	1,787
Prospect Capital Corp.
5.88%, 1/15/19	100	101
4.75%, 4/15/20	500	503
4.95%, 7/15/22, Callable 4/15/22 @ 100	3,050	3,036
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	1,622	1,645
Starwood Property Trust, Inc., 4.00%, 1/15/19 (a)	410	439
		20,638
Health Care (11.4%):
ALZA Corp., 7/28/20, Callable 5/21/18 @ 94 (c)	1,439	2,516
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 1.62% (LIBOR03M-50bps), 9/15/23, Callable 6/4/18 @ 100 (d) (e)	1,409	1,858
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 5/21/18 @ 94 (c)	622	2,381
Illumina, Inc., Convertible Subordinated Notes
0.00%, 6/15/19	1,605	1,782
0.50%, 6/15/21 (a)	1,130	1,405
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	375	461
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	2,159	7,025
		17,428

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (4.5%):
Dycom Industries, Inc., 0.75%, 9/15/21	$1,655	$2,065
Macquarie Infrastructure
2.88%, 7/15/19	120	119
2.00%, 10/1/23	1,726	1,553
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	3,173	3,146
		6,883
Information Technology (24.0%):
Akamai Technologies, Inc., 2/15/19 (a)	500	509
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	4,234	6,087
Euronet Worldwide, Inc., 1.50%, 10/1/44, Callable 10/5/20 @ 100	535	632
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	2,986	7,400
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83 (e)	639	1,013
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,339	7,405
Nvdia Corp., 1.00%, 12/1/18	196	2,182
On Semiconductor Corp., 1.00%, 12/1/20	1,050	1,394
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	3,220	7,115
Western Digital Corp., 1.50%, 2/1/24 (b)	2,660	2,774
		36,511
Materials (2.9%):
RPM International, Inc., 2.25%, 12/15/20	100	113
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20 (a)	3,828	4,342
		4,455
Real Estate (7.2%):
Spirit Realty Capital, Inc.
2.88%, 5/15/19	1,695	1,687
3.75%, 5/15/21	3,295	3,310
VEREIT, Inc.
3.00%, 8/1/18	1,681	1,679
3.75%, 12/15/20 (a)	4,320	4,339
		11,015
Telecommunication Services (0.3%):
Guidewire Software, Inc., 1.25%, 3/15/25	420	426
Total Convertible Corporate Bonds (Cost $94,642)		107,578
Convertible Preferred Stocks (24.2%)
Energy (0.3%):
Hess Corp., 8.00%, 2/1/19	7,795	507
Financials (8.7%):
AMG Capital Trust II, 5.15%	52,809	3,173
New York Community Capital Trust V, 6.00%	52,654	2,567
Wells Fargo & Co., Series L, 7.50%	5,863	7,507
		13,247

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (2.1%):
Becton, Dickinson and Co., Series A, 6.13%	53,390	$3,222
Industrials (2.9%):
Stanley Black & Decker, Inc., 5.38%	40,955	4,403
Real Estate (2.1%):
Welltower, Inc., Series I, 6.50%	56,645	3,171
Utilities (8.1%):
CenterPoint Energy, Inc., 3.40%	16,352	1,056
Dominion Resources, Inc., 6.75%	94,100	4,323
DTE Energy Co., 6.50%	30,363	1,594
NextEra Energy, Inc., 6.12%	56,215	3,249
NextEra Energy, Inc., 6.37%	29,155	2,139
		12,361
Total Convertible Preferred Stocks (Cost $36,564)		36,911
Collateral for Securities Loaned (5.4%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.88% (f)	1,141,156	1,141
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.63% (f)	2,355,972	2,356
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.90% (f)	1,597,651	1,598
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.01% (f)	479,286	479
JPMorgan Prime Money Market Fund, Capital Class, 1.87% (f)	2,624,568	2,625
Total Collateral for Securities Loaned (Cost $8,199)		8,199
Total Investments (Cost $139,896) — 100.4%		153,124
Liabilities in excess of other assets — (0.4)%		(617)
NET ASSETS — 100.00%		$152,507

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2018, the fair value of these securities was $4,561 (thousands) and amounted to 3.0% of net assets.

(c)  Continuously callable with 15 days notice.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2018.

(e)  Continuously callable with 30 days notice.

(f)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2018.

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR. Rate disclosed as of April 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
ASSETS:
Investments, at value (Cost $391,938, $15,938 and $75,269)	$449,353	(a)	$27,184	(b)	$82,229	(c)
Cash and cash equivalents	9,063		951		1,179
Dividends and interest receivable	248		6		45
Receivable for capital shares issued	90		—	(d)	14
Receivable for investments sold	3,629		439		685
Receivable from Adviser	5		10		7
Prepaid expenses	43		30		31
Total Assets	462,431		28,620		84,190
LIABILITIES:
Securities lending collateral	18,601		2,056		1,003
Payable for investments purchased	4,741		316		882
Payable for capital shares redeemed	2,073		50		334
Accrued expenses and other payables:
Investment advisory fees	239		16		52
Administration fees	21		1		4
Custodian fees	6		1		1
Transfer agent fees	67		5		21
Chief Compliance Officer fees	—	(d)	—	(d)	—	(d)
Trustees' fees	1		—	(d)	—	(d)
12b-1 fees	56		2		14
Other accrued expenses	42		10		12
Total Liabilities	25,847		2,457		2,323
NET ASSETS:
Capital	348,345		10,193		69,429
Accumulated net investment income (loss)	(203)		(372)		(35)
Accumulated net realized gains (losses) from investments	31,027		5,096		5,513
Net unrealized appreciation (depreciation) on investments	57,415		11,246		6,960
Net Assets	$436,584		$26,163		$81,867
Net Assets
Class A Shares	$280,038		$6,855		$34,660
Class C Shares	32,034		3,507		6,653
Class I Shares	56,399		11,753		5,663
Class R Shares	60,636		752		33,834
Class R6 Shares	2,429		—		—
Class Y Shares	5,048		3,296		1,057
Total	$436,584		$26,163		$81,867
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	15,205		863		1,292
Class C Shares	1,837		698		276
Class I Shares	3,068		1,386		209
Class R Shares	3,353		112		1,314
Class R6 Shares	132		—		—
Class Y Shares	274		400		39
Total	23,869		3,459		3,130

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$18.42	$7.95	$26.82
Class C Shares (f)	$17.44	$5.02	$24.11
Class I Shares	$18.38	$8.48	$27.11
Class R Shares	$18.09	$6.71	$25.76
Class R6 Shares	$18.39	—	—
Class Y Shares	$18.41	$8.23	$26.95
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.54	$8.44	$28.46

(a)  Includes $18,078 of securities on loan.

(b)  Includes $2,006 of securities on loan.

(c)  Includes $956 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Strategic Allocation Fund		Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
ASSETS:
Affiliated investments, at value (Cost $38,187, $— and $—)	$38,906		$—		$—
Unaffiliated investments, at value (Cost $—, $8,995,605 and $4,090,258)	—		10,705,129	(a)	5,003,020	(b)
Cash and cash equivalents	242		358,415		203,282
Dividends and interest receivable	—	(c)	7,209		1,441
Receivable for capital shares issued	17		15,261		5,323
Receivable for investments sold	—		—		16,997
Receivable from Adviser	50		—		—
Prepaid expenses	30		241		90
Total Assets	39,245		11,086,255		5,230,153
LIABILITIES:
Securities lending collateral	—		206,764		55,725
Payable for investments purchased	—		7,853		44,594
Payable for capital shares redeemed	13		23,829		8,044
Accrued expenses and other payables:
Investment advisory fees	68		4,038		3,198
Administration fees	2		518		244
Custodian fees	6		69		19
Transfer agent fees	8		1,018		531
Chief Compliance Officer fees	—	(c)	—		—
Trustees' fees	—	(c)	20		10
12b-1 fees	5		482		123
Other accrued expenses	18		578		393
Total Liabilities	120		245,169		112,881
NET ASSETS:
Capital	37,831		8,796,696		4,007,378
Accumulated net investment income (loss)	(7)		4,163		4,420
Accumulated net realized gains (losses) from investments	582		330,703		192,712
Net unrealized appreciation (depreciation) on investments	719		1,709,524		912,762
Net Assets	$39,125		$10,841,086		$5,117,272
Net Assets
Class A Shares	$17,523		$2,221,509		$553,026
Class C Shares	8,002		99,390		—
Class I Shares	11,746		5,535,266		4,070,252
Class R Shares	1,854		994,925		309,592
Class R6 Shares	—		1,596,037		150,434
Class Y Shares	—		393,959		33,968
Total	$39,125		$10,841,086		$5,117,272

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Strategic Allocation Fund	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	$1,081	$55,257	$11,850
Class C Shares	501	2,524	—
Class I Shares	722	137,602	86,384
Class R Shares	115	25,055	7,053
Class R6 Shares	—	39,658	3,197
Class Y Shares	—	9,793	725
Total	2,419	269,889	109,209
Net asset value, offering (except Class A Shares) and redemption price per share: (d)
Class A Shares	$16.20	$40.20	$46.67
Class C Shares (e)	$15.96	$39.37	—
Class I Shares	$16.28	$40.23	$47.12
Class R Shares	$16.17	$39.71	$43.89
Class R6 Shares	—	$40.24	$47.06
Class Y Shares	—	$40.23	$46.83
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.19	$42.65	$49.52

(a)  Includes $201,427 of securities on loan.

(b)  Includes $54,249 of securities on loan.

(c)  Rounds to less than $1.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(e)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $675,926 and $139,896)	$655,036	$153,124	(a)
Cash and cash equivalents	—	7,401
Dividends and interest receivable	3,601	725
Receivable for capital shares issued	247	713
Receivable from Adviser	2	—
Prepaid expenses	69	23
Total Assets	658,955	161,986
LIABILITIES:
Securities lending collateral	—	8,199
Payable for investments purchased	—	1,125
Payable for capital shares redeemed	581	34
Accrued expenses and other payables:
Investment advisory fees	265	90
Administration fees	32	7
Custodian fees	8	1
Transfer agent fees	107	4
Chief Compliance Officer fees	—	—	(b)
Trustees' fees	2	—	(b)
12b-1 fees	40	3
Other accrued expenses	63	16
Total Liabilities	1,098	9,479
NET ASSETS:
Capital	960,147	136,278
Accumulated net investment income (loss)	(11,898)	(1,567)
Accumulated net realized gains (losses) from investments	(269,502)	4,568
Net unrealized appreciation (depreciation) on investments	(20,890)	13,228
Net Assets	$657,857	$152,507
Net Assets
Class A Shares	$174,700	$33,447
Class C Shares	41,210	—
Class I Shares	335,912	119,060
Class R Shares	49,281	—
Class R6 Shares	11,332	—
Class Y Shares	45,422	—
Total	$657,857	$152,507
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	19,932	2,019
Class C Shares	4,743	—
Class I Shares	38,349	7,189
Class R Shares	5,618	—
Class R6 Shares	1,295	—
Class Y Shares	5,182	—
Total	75,119	9,208

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$8.76	$16.57
Class C Shares (d)	$8.69	—
Class I Shares	$8.76	$16.56
Class R Shares	$8.77	—
Class R6 Shares	$8.75	—
Class Y Shares	$8.76	—
Maximum Sales Charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$8.94	$16.91

(a)  Includes $7,948 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2018

(Amounts in Thousands)  (Unaudited)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund
Investment Income:
Dividend income	$3,213	$48	$579
Interest income	26	2	6
Securities lending income	15	—	2
Total Income	3,254	50	587
Expenses:
Investment advisory fees	1,568	105	330
Administration fees	141	8	26
12b-1 fees — Class A Shares	378	9	45
12b-1 fees — Class C Shares	175	20	37
12b-1 fees — Class R Shares	163	2	92
Custodian fees	11	1	2
Transfer agent fees — Class A Shares	75	3	20
Transfer agent fees — Class C Shares	16	2	5
Transfer agent fees — Class I Shares	10	3	1
Transfer agent fees — Class R Shares	24	1	27
Transfer agent fees — Class R6 Shares	— (a)	—	—
Transfer agent fees — Class Y Shares	5	1	1
Trustees' fees	20	1	3
Chief Compliance Officer fees	2	— (a)	— (a)
Legal and audit fees	24	6	7
State registration and filing fees	45	36	33
Interest expense on interfund lending	1	—	— (a)
Other expenses	31	6	10
Total Expenses	2,689	204	639
Expenses waived/reimbursed by Adviser	(14)	(29)	(51)
Net Expenses	2,675	175	588
Net Investment Income (Loss)	579	(125)	(1)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	31,315	5,158	5,588
Net change in unrealized appreciation/depreciation on investments	(17,493)	(2,419)	(3,490)
Net realized/unrealized gains (losses) on investments	13,822	2,739	2,098
Change in net assets resulting from operations	$14,401	$2,614	$2,097

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2018

(Amounts in Thousands)  (Unaudited)

	Victory Strategic Allocation Fund	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Investment Income:
Affiliated dividend income	$547	$—	$—
Unaffiliated dividend income	—	92,102	49,900
Interest income	2	1,020	829
Interfund lending income	—	9	1
Securities lending income	—	2,215	26
Foreign tax withholding	—	—	(147)
Total Income	549	95,346	50,609
Expenses:
Investment advisory fees	19	24,384	19,261
Administration fees	11	3,146	1,481
12b-1 fees — Class A Shares	21	2,891	724
12b-1 fees — Class C Shares	43	514	—
12b-1 fees — Class R Shares	5	2,513	806
Custodian fees	— (a)	225	113
Transfer agent fees — Class A Shares	9	1,260	348
Transfer agent fees — Class C Shares	5	57	—
Transfer agent fees — Class I Shares	5	1,354	589
Transfer agent fees — Class R Shares	1	274	157
Transfer agent fees — Class R6 Shares	—	9	1
Transfer agent fees — Class Y Shares	—	114	46
Trustees' fees	1	411	194
Chief Compliance Officer fees	— (a)	53	24
Legal and audit fees	2	294	145
State registration and filing fees	29	235	160
Other expenses	6	546	370
Total Expenses	157	38,280	24,419
Expenses waived/reimbursed by Adviser	(60)	—	(4)
Net Expenses	97	38,280	24,415
Net Investment Income (Loss)	452	57,066	26,194
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from affiliated securities transactions	(177)	—	—
Net realized gains (losses) from unaffiliated securities transactions	20	350,026	204,213
Distributions of realized gains from affiliated underlying investment companies	760	—	—
Net change in unrealized appreciation/depreciation on affiliated investments	(441)	—	—
Net change in unrealized appreciation/depreciation on unaffiliated investments	—	(39,798)	(131,407)
Net realized/unrealized gains (losses) on investments	162	310,228	72,806
Change in net assets resulting from operations	$614	$367,294	$99,000

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2018

(Amounts in Thousands)  (Unaudited)

	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Investment Income:
Dividend income	$1	$926
Interest income	9,562	705
Securities lending income	—	35
Total Income	9,563	1,666
Expenses:
Investment advisory fees	1,912	471
Administration fees	236	37
12b-1 fees — Class A Shares	241	41
12b-1 fees — Class C Shares	226	—
12b-1 fees — Class R Shares	67	—
Custodian fees	19	3
Transfer agent fees — Class A Shares	87	14
Transfer agent fees — Class C Shares	22	—
Transfer agent fees — Class I Shares	117	20
Transfer agent fees — Class R Shares	15	—
Transfer agent fees — Class R6 Shares	1	—
Transfer agent fees — Class Y Shares	29	—
Trustees' fees	35	5
Chief Compliance Officer fees	4	1
Legal and audit fees	31	11
State registration and filing fees	63	25
Other expenses	80	10
Total Expenses	3,185	638
Expenses waived/reimbursed by Adviser	(4)	—
Net Expenses	3,181	638
Net Investment Income (Loss)	6,382	1,028
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(2,934)	4,582
Net change in unrealized appreciation/depreciation on investments	(12,137)	(2,374)
Net realized/unrealized gains (losses) on investments	(15,071)	2,208
Change in net assets resulting from operations	$(8,689)	$3,236

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$579	$3,439	$(125)	$(280)	$(1)	$275
Net realized gains (losses) from investment transactions	31,315	114,672	5,158	13,034	5,588	7,646
Net change in unrealized appreciation (depreciation) on investments	(17,493)	1,911	(2,419)	(6,223)	(3,490)	9,665
Change in net assets resulting from operations	14,401	120,022	2,614	6,531	2,097	17,586
Distributions to Shareholders:
From net investment income:
Class A Shares	(432)	(2,827)	—	—	(140)	(402)
Class C Shares	—	(102)	—	—	—	(20)
Class I Shares	(186)	(1,267)	—	— (a)	(48)	(51)
Class R Shares	(8)	(435)	—	—	(62)	(308)
Class R6 Shares	(7)	(29)	—	—	—	—
Class Y Shares	(16)	(119)	—	—	(8)	(16)
From net realized gains:
Class A Shares	(59,286)	(3,851)	(2,173)	(3,217)	—	—
Class C Shares	(7,099)	(582)	(1,562)	(2,111)	—	—
Class I Shares	(14,290)	(1,639)	(4,022)	(8,820)	—	—
Class R Shares	(12,719)	(808)	(334)	(339)	—	—
Class R6 Shares	(480)	(34)	—	—	—	—
Class Y Shares	(1,582)	(138)	(861)	(1,161)	—	—
Change in net assets resulting from distributions to shareholders	(96,105)	(11,831)	(8,952)	(15,648)	(258)	(797)
Change in net assets resulting from capital transactions	18,986	(258,763)	1,437	(14,423)	(4,101)	(17,556)
Change in net assets	(62,718)	(150,572)	(4,901)	(23,540)	(2,262)	(767)
Net Assets:
Beginning of period	499,302	649,874	31,064	54,604	84,129	84,896
End of period	$436,584	$499,302	$26,163	$31,064	$81,867	$84,129
Accumulated net investment income (loss)	$(203)	$(133)	$(372)	$(247)	$(35)	$224

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$13,485	$24,929	$494	$1,321	$2,879	$2,739
Distributions reinvested	53,108	5,995	1,783	2,478	112	323
Cost of shares redeemed	(47,146)	(135,984)	(1,595)	(6,253)	(4,270)	(12,039)
Total Class A Shares	$19,447	$(105,060)	$682	$(2,454)	$(1,279)	$(8,977)
Class C Shares
Proceeds from shares issued	$1,086	$767	$254	$487	$319	$486
Distributions reinvested	6,287	486	1,401	1,839	—	15
Cost of shares redeemed	(5,129)	(23,735)	(1,138)	(3,146)	(1,132)	(2,671)
Total Class C Shares	$2,244	$(22,482)	$517	$(820)	$(813)	$(2,170)
Class I Shares
Proceeds from shares issued	$12,301	$23,557	$2,820	$10,200	$4,345	$505
Distributions reinvested	13,704	2,386	3,551	5,469	46	46
Cost of shares redeemed	(31,907)	(134,934)	(7,908)	(25,474)	(2,494)	(1,611)
Total Class I Shares	$(5,902)	$(108,991)	$(1,537)	$(9,805)	$1,897	$(1,060)
Class R Shares
Proceeds from shares issued	$2,051	$3,551	$16	$53	$1,871	$4,185
Distributions reinvested	12,094	1,178	334	339	56	276
Cost of shares redeemed	(8,851)	(21,457)	(348)	(181)	(5,646)	(9,631)
Total Class R Shares	$5,294	$(16,728)	$2	$211	$(3,719)	$(5,170)
Class R6 Shares
Proceeds from shares issued	$128	$861	—	—	—	—
Distributions reinvested	486	63	—	—	—	—
Cost of shares redeemed	(199)	(1,318)	—	—	—	—
Total Class R6 Shares	$415	$(394)	—	—	—	—
Class Y Shares
Proceeds from shares issued	$1,569	$2,918	$1,760	$1,475	$67	$567
Distributions reinvested	99	10	334	27	2	— (a)
Cost of shares redeemed	(4,180)	(8,036)	(321)	(3,057)	(256)	(746)
Total Class Y Shares	$(2,512)	$(5,108)	$1,773	$(1,555)	$(187)	$(179)
Change in net assets resulting from capital transactions	$18,986	$(258,763)	$1,437	$(14,423)	$(4,101)	$(17,556)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	680	1,281	65	137	105	117
Reinvested	2,776	320	240	295	4	15
Redeemed	(2,380)	(7,062)	(188)	(601)	(156)	(514)
Total Class A Shares	1,076	(5,461)	117	(169)	(47)	(382)
Class C Shares
Issued	59	43	52	67	13	23
Reinvested	347	27	297	294	—	1
Redeemed	(274)	(1,268)	(205)	(401)	(45)	(127)
Total Class C Shares	132	(1,198)	144	(40)	(32)	(103)
Class I Shares
Issued	628	1,227	278	934	160	21
Reinvested	718	127	447	625	2	2
Redeemed	(1,663)	(7,031)	(843)	(2,438)	(92)	(69)
Total Class I Shares	(317)	(5,677)	(118)	(879)	70	(46)
Class R Shares
Issued	106	185	2	6	70	185
Reinvested	644	64	53	45	2	13
Redeemed	(451)	(1,124)	(52)	(21)	(211)	(431)
Total Class R Shares	299	(875)	3	30	(139)	(233)
Class R6 Shares
Issued	6	45	—	—	—	—
Reinvested	25	3	—	—	—	—
Redeemed	(9)	(68)	—	—	—	—
Total Class R6 Shares	22	(20)	—	—	—	—
Class Y Shares
Issued	81	150	188	161	2	24
Reinvested	5	1	43	3	— (a)	— (a)
Redeemed	(214)	(410)	(34)	(296)	(9)	(32)
Total Class Y Shares	(128)	(259)	197	(132)	(7)	(8)
Change in Shares	1,084	(13,490)	343	(1,190)	(155)	(772)

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Strategic Allocation Fund		Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$452	$982	$57,066	$62,576	$26,194	$20,188
Net realized gains (losses) from investment transactions	603	(558)	350,026	260,031	204,213	261,687
Net realized gains (losses) from redemptions in-kind	—	1,885	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(441)	1,661	(39,798)	1,113,529	(131,407)	711,901
Change in net assets resulting from operations	614	3,970	367,294	1,436,136	99,000	993,776
Distributions to Shareholders:
From net investment income:
Class A Shares	(281)	(403)	(9,873)	(13,470)	(2,633)	(1,612)
Class C Shares	(136)	(194)	(75)	(56)	—	—
Class I Shares	(215)	(138)	(31,665)	(35,454)	(31,113)	(14,803)
Class R Shares	(32)	(42)	(3,594)	(3,632)	(914)	(410)
Class R6 Shares	—	—	(8,828)	(8,005)	(708)	(147)
Class Y Shares	—	—	(2,382)	(1,541)	(120)	(589)
From net realized gains:
Class A Shares	(183)	—	(57,161)	(20,002)	(27,394)	(26,423)
Class C Shares	(106)	—	(2,560)	(415)	—	—
Class I Shares	(134)	—	(131,720)	(30,795)	(184,952)	(123,966)
Class R Shares	(22)	—	(24,786)	(8,623)	(16,230)	(15,951)
Class R6 Shares	—	—	(33,193)	(5,853)	(4,115)	(1,195)
Class Y Shares	—	—	(10,995)	(601)	(1,642)	(6,655)
Change in net assets resulting from distributions to shareholders	(1,109)	(777)	(316,832)	(128,447)	(269,821)	(191,751)
Change in net assets resulting from capital transactions	4,941	2,374	232,568	3,605,168	226,156	836,771
Change in net assets	4,446	5,567	283,030	4,912,857	55,335	1,638,796
Net Assets:
Beginning of period	34,679	29,112	10,558,056	5,645,199	5,061,937	3,423,141
End of period	$39,125	$34,679	$10,841,086	$10,558,056	$5,117,272	$5,061,937
Accumulated net investment income (loss)	$(7)	$205	$4,163	$3,514	$4,420	$13,714

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Strategic Allocation Fund		Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,300	$5,290	$226,771	$1,307,436	$69,011	$196,916
Distributions reinvested	425	374	55,121	27,426	24,644	23,261
Cost of shares redeemed	(1,824)	(9,029)	(459,601)	(1,047,620)	(125,291)	(257,608)
Total Class A Shares	$2,901	$(3,365)	$(177,709)	$287,242	$(31,636)	$(37,431)
Class C Shares
Proceeds from shares issued	$631	$1,978	$4,752	$74,953	—	—
Distributions reinvested	225	175	2,420	425	—	—
Cost of shares redeemed	(1,556)	(3,994)	(9,703)	(8,552)	—	—
Total Class C Shares	$(700)	$(1,841)	$(2,531)	$66,826	—	—
Class I Shares
Proceeds from shares issued	$4,082	$8,705	$811,716	$3,022,978	$459,302	$1,576,181
Distributions reinvested	338	137	149,442	59,775	200,613	126,175
Cost of shares redeemed	(1,667)	(1,267)	(712,399)	(1,038,403)	(458,328)	(731,527)
Total Class I Shares	$2,753	$7,575	$248,759	$2,044,350	$201,587	$970,829
Class R Shares
Proceeds from shares issued	$34	$126	$101,698	$361,598	$20,110	$72,532
Distributions reinvested	48	38	26,873	11,593	16,163	15,426
Cost of shares redeemed	(95)	(159)	(144,655)	(302,995)	(49,245)	(117,366)
Total Class R Shares	$(13)	$5	$(16,084)	$70,196	$(12,972)	$(29,408)
Class R6 Shares
Proceeds from shares issued	—	—	$390,796	$904,213	$78,384	$67,380
Distributions reinvested	—	—	40,886	13,807	4,823	1,342
Cost of shares redeemed	—	—	(153,463)	(191,985)	(13,697)	(13,821)
Total Class R6 Shares	—	—	$278,219	$726,035	$69,510	$54,901
Class Y Shares
Proceeds from shares issued	—	—	$91,131	$484,975	$2,617	$30,263
Distributions reinvested	—	—	11,171	1,392	517	172
Cost of shares redeemed	—	—	(200,388)	(75,848)	(3,467)	(152,555)
Total Class Y Shares	—	—	$(98,086)	$410,519	$(333)	$(122,120)
Change in net assets resulting from capital transactions	$4,941	$2,374	$232,568	$3,605,168	$226,156	$836,771

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	263	337	5,566	35,112	1,465	4,433
Reinvested	26	24	1,358	746	524	526
Redeemed	(111)	(578)	(11,297)	(27,554)	(2,659)	(5,763)
Total Class A Shares	178	(217)	(4,373)	8,304	(670)	(804)
Class C Shares
Issued	39	128	119	2,049	—	—
Reinvested	14	11	61	12	—	—
Redeemed	(96)	(259)	(244)	(229)	—	—
Total Class C Shares	(43)	(120)	(64)	1,832	—	—
Class I Shares
Issued	247	553	19,914	80,778	9,629	35,017
Reinvested	20	9	3,680	1,613	4,219	2,832
Redeemed	(100)	(81)	(17,452)	(27,487)	(9,581)	(16,264)
Total Class I Shares	167	481	6,142	54,904	4,267	21,585
Class R Shares
Issued	2	8	2,542	9,792	450	1,724
Reinvested	3	2	670	320	366	369
Redeemed	(5)	(10)	(3,587)	(8,146)	(1,107)	(2,800)
Total Class R Shares	— (a)	— (a)	(375)	1,966	(291)	(707)
Class R6 Shares
Issued	—	—	9,590	23,979	1,632	1,504
Reinvested	—	—	1,006	371	102	30
Redeemed	—	—	(3,765)	(5,076)	(289)	(307)
Total Class R6 Shares	—	—	6,831	19,274	1,445	1,227
Class Y Shares
Issued	—	—	2,251	12,592	54	666
Reinvested	—	—	275	37	11	4
Redeemed	—	—	(4,897)	(1,964)	(73)	(3,478)
Total Class Y Shares	—	—	(2,371)	10,665	(8)	(2,808)
Change in Shares	302	144	5,790	96,945	4,743	18,493

(a)  Rounds to less than $1.
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$6,382	$11,660	$1,028	$1,182
Net realized gains (losses) from investment transactions	(2,934)	(1,326)	4,582	4,840
Net change in unrealized appreciation (depreciation) on investments	(12,137)	(16,727)	(2,374)	12,555
Change in net assets resulting from operations	(8,689)	(6,393)	3,236	18,577
Distributions to Shareholders:
From net investment income:
Class A Shares	(4,671)	(17,071)	(694)	(562)
Class C Shares	(939)	(2,700)	—	—
Class I Shares	(11,438)	(28,522)	(2,013)	(1,106)
Class R Shares	(1,296)	(3,526)	—	—
Class R6 Shares	(267)	(446)	—	—
Class Y Shares	(1,366)	(766)	—	—
From net realized gains:
Class A Shares	—	—	(178)	—
Class I Shares	—	—	(455)	—
Change in net assets resulting from distributions to shareholders	(19,977)	(53,031)	(3,340)	(1,668)
Change in net assets resulting from capital transactions	(239,269)	(135,404)	40,692	27,222
Change in net assets	(267,935)	(194,828)	40,588	44,131
Net Assets:
Beginning of period	925,792	1,120,620	111,919	67,788
End of period	$657,857	$925,792	$152,507	$111,919
Accumulated net investment income (loss)	$(11,898)	$1,697	$(1,567)	$112

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$18,908	$91,073	$4,954	$27,391
Distributions reinvested	3,691	13,011	774	473
Cost of shares redeemed	(65,812)	(260,330)	(5,414)	(15,181)
Total Class A Shares	$(43,213)	$(156,246)	$314	$12,683
Class C Shares
Proceeds from shares issued	$2,211	$4,087	—	—
Distributions reinvested	785	2,123	—	—
Cost of shares redeemed	(10,463)	(25,217)	—	—
Total Class C Shares	$(7,467)	$(19,007)	—	—
Class I Shares
Proceeds from shares issued	$96,420	$212,835	$59,714	$47,874
Distributions reinvested	9,200	23,961	2,379	1,058
Cost of shares redeemed	(273,863)	(233,287)	(21,715)	(34,393)
Total Class I Shares	$(168,243)	$3,509	$40,378	$14,539
Class R Shares
Proceeds from shares issued	$5,623	$22,557	—	—
Distributions reinvested	1,183	3,173	—	—
Cost of shares redeemed	(14,409)	(48,146)	—	—
Total Class R Shares	$(7,603)	$(22,416)	—	—
Class R6 Shares
Proceeds from shares issued	$3,347	$6,678	—	—
Distributions reinvested	267	446	—	—
Cost of shares redeemed	(1,318)	(3,530)	—	—
Total Class R6 Shares	$2,296	$3,594	—	—
Class Y Shares
Proceeds from shares issued	$9,540	$67,393	—	—
Distributions reinvested	670	268	—	—
Cost of shares redeemed	(25,249)	(12,499)	—	—
Total Class Y Shares	$(15,039)	$55,162	—	—
Change in net assets resulting from capital transactions	$(239,269)	$(135,404)	$40,692	$27,222

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	2,111	9,715	300	1,912
Reinvested	415	1,398	48	32
Redeemed	(7,340)	(27,963)	(328)	(991)
Total Class A Shares	(4,814)	(16,850)	20	953
Class C Shares
Issued	249	442	—	—
Reinvested	89	230	—	—
Redeemed	(1,180)	(2,721)	—	—
Total Class C Shares	(842)	(2,049)	—	—
Class I Shares
Issued	10,786	22,820	3,601	3,159
Reinvested	1,033	2,580	146	72
Redeemed	(30,754)	(24,959)	(1,331)	(2,355)
Total Class I Shares	(18,935)	441	2,416	876
Class R Shares
Issued	626	2,385	—	—
Reinvested	133	341	—	—
Redeemed	(1,607)	(5,096)	—	—
Total Class R Shares	(848)	(2,370)	—	—
Class R6 Shares
Issued	375	714	—	—
Reinvested	30	48	—	—
Redeemed	(147)	(378)	—	—
Total Class R6 Shares	258	384	—	—
Class Y Shares
Issued	1,066	7,343	—	—
Reinvested	75	29	—	—
Redeemed	(2,829)	(1,345)	—	—
Total Class Y Shares	(1,688)	6,027	—	—
Change in Shares	(26,869)	(14,417)	2,436	1,829

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.03	$18.01		$20.80	$23.04	$21.10	$16.26
Investment Activities:
Net investment income (loss)	0.03 (a)	0.13	(a)	0.20 (a)	0.15	0.21	0.21
Net realized and unrealized gains (losses) on investments	0.69	4.28		(1.04)	0.97	2.32	4.83
Total from Investment Activities	0.72	4.41		(0.84)	1.12	2.53	5.04
Distributions to Shareholders:
Net investment income	(0.03)	(0.17)		(0.19)	(0.15)	(0.20)	(0.20)
Net realized gains from investments	(4.30)	(0.22)		(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(4.33)	(0.39)		(1.95)	(3.36)	(0.59)	(0.20)
Net Asset Value, End of Period	$18.42	$22.03		$18.01	$20.80	$23.04	$21.10
Total Return (excludes sales charge) (b)	2.54%	24.85%		(4.21)%	4.85%	12.13%	31.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$280,038	$311,255		$352,748	$532,180	$810,011	$920,589
Ratio of net expenses to average net assets (c)	1.05%	1.05%		1.07%	1.09%	1.10%	1.08%
Ratio of net investment income (loss) to average net assets (c)	0.30%	0.66%		1.06%	0.68%	0.93%	1.12%
Portfolio turnover (b) (d)	58%	133	%(e)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$21.12		$17.30		$20.07	$22.38	$20.53	$15.83
Investment Activities:
Net investment income (loss)	(0.05	)(a)	(0.02	)(a)	0.04 (a)	(0.03)	0.02	0.04
Net realized and unrealized gains (losses) on investments	0.67		4.10		(1.00)	0.95	2.25	4.72
Total from Investment Activities	0.62		4.08		(0.96)	0.92	2.27	4.76
Distributions to Shareholders:
Net investment income	—		(0.04)		(0.05)	(0.02)	(0.03)	(0.06)
Net realized gains from investments	(4.30)		(0.22)		(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(4.30)		(0.26)		(1.81)	(3.23)	(0.42)	(0.06)
Net Asset Value, End of Period	$17.44		$21.12		$17.30	$20.07	$22.38	$20.53
Total Return (excludes contingent deferred sales charge) (b)	2.14%		23.82%		(5.01)%	4.01%	11.18%	30.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$32,034		$36,001		$50,213	$67,997	$76,697	$82,069
Ratio of net expenses to average net assets (c)	1.88%		1.87%		1.90%	1.91%	1.89%	1.90%
Ratio of net investment income (loss) to average net assets (c)	(0.53)%		(0.12)%		0.23%	(0.16)%	0.13%	0.25%
Portfolio turnover (b) (d)	58%		133	%(e)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.00	$17.98		$20.77	$23.01	$21.08	$16.25
Investment Activities:
Net investment income (loss)	0.06 (a)	0.19	(a)	0.24 (a)	0.20	0.27	0.25
Net realized and unrealized gains (losses) on investments	0.67	4.27		(1.03)	0.98	2.31	4.83
Total from Investment Activities	0.73	4.46		(0.79)	1.18	2.58	5.08
Distributions to Shareholders:
Net investment income	(0.05)	(0.22)		(0.24)	(0.21)	(0.26)	(0.25)
Net realized gains from investments	(4.30)	(0.22)		(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(4.35)	(0.44)		(2.00)	(3.42)	(0.65)	(0.25)
Net Asset Value, End of Period	$18.38	$22.00		$17.98	$20.77	$23.01	$21.08
Total Return (b)	2.62%	25.21%		(3.96)%	5.16%	12.39%	31.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$56,399	$74,466		$162,923	$313,482	$362,936	$394,394
Ratio of net expenses to average net assets (c)	0.80%	0.80%		0.80%	0.81%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets (c)	0.56%	0.99%		1.33%	0.94%	1.20%	1.38%
Portfolio turnover (b) (d)	58%	133	%(e)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$21.71		$17.75		$20.54	$22.79	$20.89	$16.10
Investment Activities:
Net investment income (loss)	—	(a)(b)	0.07	(a)	0.14 (a)	0.08	0.14	0.14
Net realized and unrealized gains (losses) on investments	0.68		4.23		(1.04)	0.97	2.29	4.80
Total from Investment Activities	0.68		4.30		(0.90)	1.05	2.43	4.94
Distributions to Shareholders:
Net investment income	—	(b)	(0.12)		(0.13)	(0.09)	(0.14)	(0.15)
Net realized gains from investments	(4.30)		(0.22)		(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(4.30)		(0.34)		(1.89)	(3.30)	(0.53)	(0.15)
Net Asset Value, End of Period	$18.09		$21.71		$17.75	$20.54	$22.79	$20.89
Total Return (c)	2.41%		24.56%		(4.55)%	4.57%	11.77%	30.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$60,636		$66,310		$69,751	$89,949	$107,486	$125,974
Ratio of net expenses to average net assets (d)	1.34%		1.33%		1.36%	1.38%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets (d)	0.01%		0.38%		0.77%	0.38%	0.66%	0.77%
Portfolio turnover (c) (e)	58%		133	%(f)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class R6 Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.00	$17.98		$20.77	$23.01	$21.45
Investment Activities:
Net investment income (loss)	0.05 (b)	0.18	(b)	0.26 (b)	0.19	0.19
Net realized and unrealized gains (losses) on investments	0.69	4.29		(1.05)	0.99	1.58
Total from Investment Activities	0.74	4.47		(0.79)	1.18	1.77
Distributions to Shareholders:
Net investment income	(0.05)	(0.23)		(0.24)	(0.21)	(0.21)
Net realized gains from investments	(4.30)	(0.22)		(1.76)	(3.21)	—
Total Distributions to Shareholders	(4.35)	(0.45)		(2.00)	(3.42)	(0.21)
Net Asset Value, End of Period	$18.39	$22.00		$17.98	$20.77	$23.01
Total Return (c)	2.66%	25.24%		(3.93)%	5.19%	8.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,429	$2,427		$2,332	$5,447	$54
Ratio of net expenses to average net assets (d)	0.78%	0.78%		0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets (d)	0.56%	0.94%		1.40%	0.78%	1.25%
Ratio of gross expenses to average net assets (d) (e)	1.20%	1.29%		0.92%	2.01%	29.23%
Portfolio turnover (c) (f)	58%	133	%(g)	74%	74%	70%

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class Y Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.02	$18.00		$20.79	$23.04	$21.10	$17.66
Investment Activities:
Net investment income (loss)	0.05 (b)	0.17	(b)	0.23 (b)	0.19	0.26	0.16
Net realized and unrealized gains (losses) on investments	0.68	4.28		(1.03)	0.97	2.32	3.43
Total from Investment Activities	0.73	4.45		(0.80)	1.16	2.58	3.59
Distributions to Shareholders:
Net investment income	(0.04)	(0.21)		(0.23)	(0.20)	(0.25)	(0.15)
Net realized gains from investments	(4.30)	(0.22)		(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(4.34)	(0.43)		(1.99)	(3.41)	(0.64)	(0.15)
Net Asset Value, End of Period	$18.41	$22.02		$18.00	$20.79	$23.04	$21.10
Total Return (c)	2.62%	25.11%		(4.01)%	5.06%	12.39%	20.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,048	$8,843		$11,907	$18,526	$23,001	$25,233
Ratio of net expenses to average net assets (d)	0.86%	0.86%		0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets (d)	0.53%	0.88%		1.27%	0.90%	1.17%	1.06%
Ratio of gross expenses to average net assets (d) (e)	1.08%	0.94%		0.96%	0.98%	0.95%	1.01%
Portfolio turnover (c) (f)	58%	133	%(g)	74%	74%	70%	89%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.23		$12.79		$19.17		$19.38	$18.62	$15.33
Investment Activities:
Net investment income (loss)	(0.04	)(a)	(0.09	)(a)	(0.11	)(a)	(0.20)	(0.23)	(0.31)
Net realized and unrealized gains (losses) on investments	0.81		1.82		(0.22)		1.63	2.66	4.31
Total from Investment Activities	0.77		1.73		(0.33)		1.43	2.43	4.00
Distributions to Shareholders:
Net realized gains from investments	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$7.95		$10.23		$12.79		$19.17	$19.38	$18.62
Total Return (excludes sales charge) (b)	9.54%		20.84%		(3.00)%		7.86%	13.58%	27.29%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,855		$7,639		$11,700		$20,207	$27,799	$42,093
Ratio of net expenses to average net assets (c)	1.36%		1.40%		1.30%		1.26%	1.26%	1.28%
Ratio of net investment income (loss) to average net assets (c)	(1.01)%		(0.94)%		(0.79)%		(0.73)%	(0.72)%	(0.62)%
Ratio of gross expenses to average net assets (c)	1.44	%(d)	1.40%		1.30%		1.26%	1.26%	1.28%
Portfolio turnover (b) (e)	22%		60%		52%		55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$7.59		$10.65		$17.06		$17.56	$17.15	$14.29
Investment Activities:
Net investment income (loss)	(0.05	)(a)	(0.12	)(a)	(0.18	)(a)	(0.29)	(0.30)	(0.23)
Net realized and unrealized gains (losses) on investments	0.53		1.35		(0.18)		1.43	2.38	3.80
Total from Investment Activities	0.48		1.23		(0.36)		1.14	2.08	3.57
Distributions to Shareholders:
Net realized gains from investments	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$5.02		$7.59		$10.65		$17.06	$17.56	$17.15
Total Return (excludes contingent deferred sales charge) (b)	8.90%		20.06%		(3.79)%		6.94%	12.63%	26.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,507		$4,201		$6,321		$9,389	$10,656	$11,655
Ratio of net expenses to average net assets (c)	2.10%		2.10%		2.10%		2.10%	2.10%	2.10%
Ratio of net investment income (loss) to average net assets (c)	(1.75)%		(1.64)%		(1.59)%		(1.58)%	(1.57)%	(1.47)%
Ratio of gross expenses to average net assets (c) (d)	2.35%		2.27%		2.15%		2.13%	2.10%	2.11%
Portfolio turnover (b) (e)	22%		60%		52%		55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class I Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.71		$13.13		$19.47		$19.61	$18.76	$15.39
Investment Activities:
Net investment income (loss)	(0.03	)(a)	(0.05	)(a)	(0.05	)(a)	(0.26)	(0.06)	— (b)
Net realized and unrealized gains (losses) on investments	0.85		1.92		(0.24)		1.76	2.58	4.08
Total from Investment Activities	0.82		1.87		(0.29)		1.50	2.52	4.08
Distributions to Shareholders:
Net realized gains from investments	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$8.48		$10.71		$13.13		$19.47	$19.61	$18.76
Total Return (c)	9.61%		21.52%		(2.67)%		8.14%	13.98%	27.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,753		$16,103		$31,299		$63,569	$137,831	$106,035
Ratio of net expenses to average net assets (d)	0.95%		0.95%		0.88%		0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (d)	(0.58)%		(0.47)%		(0.36)%		(0.41)%	(0.44)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	1.08%		1.01%		0.88%		1.04%	1.00%	0.98%
Portfolio turnover (c) (f)	22%		60%		52%		55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.11		$11.88		$18.29		$18.63	$18.02	$14.91
Investment Activities:
Net investment income (loss)	(0.05	)(a)	(0.11	)(a)	(0.14	)(a)	(0.22)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	0.70		1.63		(0.22)		1.52	2.49	4.06
Total from Investment Activities	0.65		1.52		(0.36)		1.30	2.28	3.82
Distributions to Shareholders:
Net realized gains from investments	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$6.71		$9.11		$11.88		$18.29	$18.63	$18.02
Total Return (b)	9.39%		20.56%		(3.43)%		7.45%	13.17%	26.83%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$752		$993		$940		$808	$935	$902
Ratio of net expenses to average net assets (c)	1.65%		1.65%		1.65%		1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets (c)	(1.30)%		(1.21)%		(1.16)%		(1.11)%	(1.13)%	(1.01)%
Ratio of gross expenses to average net assets (c) (d)	3.06%		2.83%		2.80%		3.06%	2.72%	2.68%
Portfolio turnover (b) (e)	22%		60%		52%		55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class Y Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.48		$12.96		$19.31		$19.47	$18.65	$15.78
Investment Activities:
Net investment income (loss)	(0.03	)(b)	(0.06	)(b)	(0.07	)(b)	(0.28)	(0.17)	(0.06)
Net realized and unrealized gains (losses) on investments	0.83		1.87		(0.23)		1.76	2.66	2.93
Total from Investment Activities	0.80		1.81		(0.30)		1.48	2.49	2.87
Distributions to Shareholders:
Net realized gains from investments	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	—
Total Distributions to Shareholders	(3.05)		(4.29)		(6.05)		(1.64)	(1.67)	—
Net Asset Value, End of Period	$8.23		$10.48		$12.96		$19.31	$19.47	$18.65
Total Return (c)	9.61%		21.30%		(2.76)%		8.09%	13.90%	18.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,296		$2,128		$4,344		$12,141	$27,056	$50,100
Ratio of net expenses to average net assets (d)	1.02%		1.02%		1.02%		1.02%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets (d)	(0.70)%		(0.55)%		(0.50)%		(0.46)%	(0.46)%	(0.44)%
Ratio of gross expenses to average net assets (d) (e)	1.48%		1.42%		1.08%		1.04%	1.03%	1.02%
Portfolio turnover (c) (f)	22%		60%		52%		55%	47%	78%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$26.31	$21.48	$22.46	$21.71	$19.98	$15.53
Investment Activities:
Net investment income (loss)	0.02 (a)	0.13 (a)	0.20 (a)	0.12	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	0.60	4.95	(1.11)	0.63	1.76	4.47
Total from Investment Activities	0.62	5.08	(0.91)	0.75	1.73	4.45
Distributions to Shareholders:
Net investment income	(0.11)	(0.25)	(0.07)	—	—	—
Total Distributions to Shareholders	(0.11)	(0.25)	(0.07)	—	—	—
Net Asset Value, End of Period	$26.82	$26.31	$21.48	$22.46	$21.71	$19.98
Total Return (excludes sales charge) (b)	2.33%	23.84%	(4.06)%	3.45%	8.66%	28.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,660	$35,223	$36,971	$48,913	$71,027	$99,918
Ratio of net expenses to average net assets (c)	1.16%	1.17%	1.20%	1.28%	1.31%	1.27%
Ratio of net investment income (loss) to average net assets (c)	0.17%	0.53%	0.93%	0.52%	0.01%	0.01%
Ratio of gross expenses to average net assets (c) (d)	1.26%	1.27%	1.30%	1.35%	1.31%	1.27%
Portfolio turnover (b) (e)	59%	135%	76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$23.66		$19.34		$20.34	$19.82	$18.41	$14.44
Investment Activities:
Net investment income (loss)	(0.09	)(a)	(0.08	)(a)	0.01 (a)	(0.10)	(0.20)	(0.20)
Net realized and unrealized gains (losses) on investments	0.54		4.45		(1.01)	0.62	1.61	4.17
Total from Investment Activities	0.45		4.37		(1.00)	0.52	1.41	3.97
Distributions to Shareholders:
Net investment income	—		(0.05)		—	—	—	—
Total Distributions to Shareholders	—		(0.05)		—	—	—	—
Net Asset Value, End of Period	$24.11		$23.66		$19.34	$20.34	$19.82	$18.41
Total Return (excludes contingent deferred sales charge) (b)	1.90%		22.65%		(4.92)%	2.62%	7.66%	27.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,653		$7,296		$7,955	$11,253	$14,970	$17,106
Ratio of net expenses to average net assets (c)	2.07%		2.10%		2.09%	2.13%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets (c)	(0.73)%		(0.38)%		0.04%	(0.35)%	(0.88)%	(0.95)%
Ratio of gross expenses to average net assets (c) (d)	2.17%		2.21%		2.19%	2.21%	2.20%	2.23%
Portfolio turnover (b) (e)	59%		135%		76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$26.62	$21.76	$22.78	$21.96	$20.16	$15.62
Investment Activities:
Net investment income (loss)	0.05 (a)	0.13 (a)	0.23 (a)	0.19	0.01	0.04
Net realized and unrealized gains (losses) on investments	0.61	5.01	(1.12)	0.63	1.79	4.50
Total from Investment Activities	0.66	5.14	(0.89)	0.82	1.80	4.54
Distributions to Shareholders:
Net investment income	(0.17)	(0.28)	(0.13)	—	—	—
Total Distributions to Shareholders	(0.17)	(0.28)	(0.13)	—	—	—
Net Asset Value, End of Period	$27.11	$26.62	$21.76	$22.78	$21.96	$20.16
Total Return (b)	2.44%	23.86%	(3.93)%	3.73%	8.93%	29.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,663	$3,703	$4,016	$6,285	$8,714	$34,058
Ratio of net expenses to average net assets (c)	0.97%	1.15%	1.05%	1.02%	1.01%	1.00%
Ratio of net investment income (loss) to average net assets (c)	0.33%	0.56%	1.07%	0.78%	0.30%	0.27%
Ratio of gross expenses to average net assets (c) (d)	1.07%	1.25%	1.15%	1.09%	1.01%	1.00%
Portfolio turnover (b) (e)	59%	135%	76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$25.24		$20.63	$21.57	$20.91	$19.30	$15.05
Investment Activities:
Net investment income (loss)	(0.01	)(a)	0.05 (a)	0.14 (a)	0.04	(0.09)	(0.08)
Net realized and unrealized gains (losses) on investments	0.57		4.75	(1.07)	0.62	1.70	4.33
Total from Investment Activities	0.56		4.80	(0.93)	0.66	1.61	4.25
Distributions to Shareholders:
Net investment income	(0.04)		(0.19)	(0.01)	—	—	—
Total Distributions to Shareholders	(0.04)		(0.19)	(0.01)	—	—	—
Net Asset Value, End of Period	$25.76		$25.24	$20.63	$21.57	$20.91	$19.30
Total Return (b)	2.23%		23.43%	(4.29)%	3.16%	8.34%	28.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,834		$36,688	$34,784	$46,357	$59,036	$73,847
Ratio of net expenses to average net assets (c)	1.44%		1.47%	1.46%	1.55%	1.61%	1.59%
Ratio of net investment income (loss) to average net assets (c)	(0.10)%		0.24%	0.67%	0.23%	(0.30)%	(0.33)%
Ratio of gross expenses to average net assets (c) (d)	1.54%		1.57%	1.56%	1.63%	1.61%	1.59%
Portfolio turnover (b) (e)	59%		135%	76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class Y Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$26.47	$21.62	$22.62	$21.80	$20.01	$17.11
Investment Activities:
Net investment income (loss)	0.05 (b)	0.18 (b)	0.26 (b)	0.18	0.05	0.01
Net realized and unrealized gains (losses) on investments	0.60	4.98	(1.12)	0.64	1.74	2.89
Total from Investment Activities	0.65	5.16	(0.86)	0.82	1.79	2.90
Distributions to Shareholders:
Net investment income	(0.17)	(0.31)	(0.14)	—	—	—
Total Distributions to Shareholders	(0.17)	(0.31)	(0.14)	—	—	—
Net Asset Value, End of Period	$26.95	$26.47	$21.62	$22.62	$21.80	$20.01
Total Return (c)	2.45%	24.12%	(3.80)%	3.76%	8.95%	16.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,057	$1,219	$1,170	$1,790	$2,068	$2,341
Ratio of net expenses to average net assets (d)	0.95%	0.93%	0.93%	1.00%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets (d)	0.39%	0.77%	1.20%	0.78%	0.28%	0.05%
Ratio of gross expenses to average net assets (d) (e)	2.19%	2.07%	1.75%	1.58%	1.33%	1.72%
Portfolio turnover (c) (f)	59%	135%	76%	137%	174%	110%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class A Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.41	$14.80	$15.10		$15.69	$14.92	$12.65
Investment Activities:
Net investment income (loss)	0.20 (a)	0.50 (a)	0.15	(a)	0.14	0.13	0.12
Net realized and unrealized gains (losses) on investments	0.07	1.51	(0.28)		0.57	1.18	2.36
Total from Investment Activities	0.27	2.01	(0.13)		0.71	1.31	2.48
Distributions to Shareholders:
Net investment income	(0.29)	(0.40)	(0.17)		(0.30)	(0.32)	(0.21)
Net realized gains from investments	(0.19)	—	—		(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.48)	(0.40)	(0.17)		(1.30)	(0.54)	(0.21)
Net Asset Value, End of Period	$16.20	$16.41	$14.80		$15.10	$15.69	$14.92
Total Return (excludes sales charge) (b)	1.60%	13.72%	(0.87)%		4.66%	8.97%	19.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,523	$14,820	$16,587		$10,560	$10,293	$12,296
Ratio of net expenses to average net assets (c) (d)	0.40%	0.30%	0.31%		1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (c)	2.39%	3.19%	0.99%		0.82%	0.92%	0.86%
Ratio of gross expenses to average net assets (c) (e)	0.69%	0.79%	1.69%		1.40%	1.34%	1.44%
Portfolio turnover (b) (f)	28%	51%	192	%(g)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increased due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class C Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.19	$14.65	$14.97		$15.57	$14.82	$12.57
Investment Activities:
Net investment income (loss)	0.14 (a)	0.43 (a)	0.06	(a)	0.01	0.02	0.04
Net realized and unrealized gains (losses) on investments	0.07	1.44	(0.29)		0.59	1.17	2.33
Total from Investment Activities	0.21	1.87	(0.23)		0.60	1.19	2.37
Distributions to Shareholders:
Net investment income	(0.25)	(0.33)	(0.09)		(0.20)	(0.22)	(0.12)
Net realized gains from investments	(0.19)	—	—		(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.44)	(0.33)	(0.09)		(1.20)	(0.44)	(0.12)
Net Asset Value, End of Period	$15.96	$16.19	$14.65		$14.97	$15.57	$14.82
Total Return (excludes contingent deferred sales charge) (b)	1.27%	12.88%	(1.56)%		3.92%	8.16%	18.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,002	$8,814	$9,724		$2,725	$2,778	$2,780
Ratio of net expenses to average net assets (c) (d)	1.15%	1.03%	0.95%		1.85%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets (c)	1.77%	2.78%	0.44%		0.12%	0.23%	0.05%
Ratio of gross expenses to average net assets (c) (e)	1.50%	1.58%	2.65%		2.36%	2.14%	2.66%
Portfolio turnover (b) (f)	28%	51%	192	%(g)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increased due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class I Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.48	$14.86	$15.16		$15.74	$14.97	$12.69
Investment Activities:
Net investment income (loss)	0.22 (a)	0.55 (a)	0.15	(a)	0.29	0.19	0.14
Net realized and unrealized gains (losses) on investments	0.07	1.50	(0.24)		0.47	1.16	2.38
Total from Investment Activities	0.29	2.05	(0.09)		0.76	1.35	2.52
Distributions to Shareholders:
Net investment income	(0.30)	(0.43)	(0.21)		(0.34)	(0.36)	(0.24)
Net realized gains from investments	(0.19)	—	—		(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.49)	(0.43)	(0.21)		(1.34)	(0.58)	(0.24)
Net Asset Value, End of Period	$16.28	$16.48	$14.86		$15.16	$15.74	$14.97
Total Return (b)	1.75%	13.95%	(0.61)%		4.96%	9.20%	20.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,746	$9,153	$1,099		$1,474	$318	$278
Ratio of net expenses to average net assets (c) (d)	0.15%	0.10%	0.24%		0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets (c)	2.69%	3.48%	1.04%		0.93%	1.16%	1.12%
Ratio of gross expenses to average net assets (c) (e)	0.39%	0.61%	2.64%		4.15%	4.80%	4.46%
Portfolio turnover (b) (f)	28%	51%	192	%(g)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increased due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class R Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.38	$14.79	$15.09		$15.68	$14.90	$12.64
Investment Activities:
Net investment income (loss)	0.18 (a)	0.46 (a)	0.09	(a)	0.08	(0.21)	0.08
Net realized and unrealized gains (losses) on investments	0.07	1.49	(0.26)		0.59	1.48	2.35
Total from Investment Activities	0.25	1.95	(0.17)		0.67	1.27	2.43
Distributions to Shareholders:
Net investment income	(0.27)	(0.36)	(0.13)		(0.26)	(0.27)	(0.17)
Net realized gains from investments	(0.19)	—	—		(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.46)	(0.36)	(0.13)		(1.26)	(0.49)	(0.17)
Net Asset Value, End of Period	$16.17	$16.38	$14.79		$15.09	$15.68	$14.90
Total Return (b)	1.53%	13.36%	(1.14)%		4.36%	8.66%	19.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,854	$1,892	$1,702		$1,875	$1,867	$7,089
Ratio of net expenses to average net assets (c) (d)	0.65%	0.56%	0.62%		1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets (c)	2.21%	2.96%	0.58%		0.52%	0.71%	0.54%
Ratio of gross expenses to average net assets (c) (e)	1.43%	1.80%	2.13%		2.17%	1.72%	1.72%
Portfolio turnover (b) (f)	28%	51%	192	%(g)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increased due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$40.01	$33.82	$35.55	$37.01	$34.89	$27.17
Investment Activities:
Net investment income (loss)	0.18 (a)	0.22 (a)	0.23 (a)	0.44	0.23	0.19
Net realized and unrealized gains (losses) on investments	1.17	6.53	1.50	3.07	4.44	8.43
Total from Investment Activities	1.35	6.75	1.73	3.51	4.67	8.62
Distributions to Shareholders:
Net investment income	(0.17)	(0.21)	(0.22)	(0.41)	(0.22)	(0.20)
Net realized gains from investments	(0.99)	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)
Total Distributions to Shareholders	(1.16)	(0.56)	(3.46)	(4.97)	(2.55)	(0.90)
Net Asset Value, End of Period	$40.20	$40.01	$33.82	$35.55	$37.01	$34.89
Total Return (excludes sales charge) (b)	3.37%	20.12%	5.80%	10.08%	13.97%	32.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,221,509	$2,386,049	$1,735,974	$1,076,956	$958,992	$913,195
Ratio of net expenses to average net assets (c)	0.90%	0.90%	0.95%	0.99%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets (c)	0.87%	0.58%	0.69%	1.21%	0.63%	0.62%
Portfolio turnover (b) (d)	18%	32%	40%	58%	51%	46%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class C Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$39.22	$33.26	$29.08
Investment Activities:
Net investment income (loss) (b)	0.02	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	1.15	6.44	4.37
Total from Investment Activities	1.17	6.35	4.28
Distributions to Shareholders:
Net investment income	(0.03)	(0.04)	(0.10)
Net realized gains from investments	(0.99)	(0.35)	—
Total Distributions to Shareholders	(1.02)	(0.39)	(0.10)
Net Asset Value, End of Period	$39.37	$39.22	$33.26
Total Return (excludes contingent deferred sales charge) (c)	2.96%	19.20%	14.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$99,390	$101,506	$25,146
Ratio of net expenses to average net assets (d)	1.67%	1.70%	1.80%
Ratio of net investment income (loss) to average net assets (d)	0.10%	(0.24)%	(0.40)%
Portfolio turnover (c) (e)	18%	32%	40%

(a)  Class C Shares commenced operations on March 1, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$40.04	$33.83	$35.56	$37.01	$34.89	$27.17
Investment Activities:
Net investment income (loss)	0.24 (a)	0.32 (a)	0.30 (a)	0.56	0.35	0.31
Net realized and unrealized gains (losses) on investments	1.17	6.56	1.52	3.08	4.44	8.42
Total from Investment Activities	1.41	6.88	1.82	3.64	4.79	8.73
Distributions to Shareholders:
Net investment income	(0.23)	(0.32)	(0.31)	(0.53)	(0.34)	(0.31)
Net realized gains from investments	(0.99)	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)
Total Distributions to Shareholders	(1.22)	(0.67)	(3.55)	(5.09)	(2.67)	(1.01)
Net Asset Value, End of Period	$40.23	$40.04	$33.83	$35.56	$37.01	$34.89
Total Return (b)	3.52%	20.50%	6.08%	10.51%	14.38%	33.09%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,535,266	$5,263,053	$2,590,122	$761,549	$529,882	$398,382
Ratio of net expenses to average net assets (c)	0.60%	0.62%	0.69%	0.63%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets (c)	1.17%	0.85%	0.91%	1.55%	0.99%	0.95%
Portfolio turnover (b) (d)	18%	32%	40%	58%	51%	46%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$39.54	$33.43	$35.18	$36.67	$34.60	$26.96
Investment Activities:
Net investment income (loss)	0.13 (a)	0.14 (a)	0.17 (a)	0.38	0.16	0.14
Net realized and unrealized gains (losses) on investments	1.17	6.46	1.48	3.04	4.40	8.35
Total from Investment Activities	1.30	6.60	1.65	3.42	4.56	8.49
Distributions to Shareholders:
Net investment income	(0.14)	(0.14)	(0.16)	(0.35)	(0.16)	(0.15)
Net realized gains from investments	(0.99)	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)
Total Distributions to Shareholders	(1.13)	(0.49)	(3.40)	(4.91)	(2.49)	(0.85)
Net Asset Value, End of Period	$39.71	$39.54	$33.43	$35.18	$36.67	$34.60
Total Return (b)	3.28%	19.89%	5.60%	9.91%	13.76%	32.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$994,925	$1,005,561	$784,442	$705,436	$675,421	$598,429
Ratio of net expenses to average net assets (c)	1.09%	1.10%	1.13%	1.16%	1.20%	1.22%
Ratio of net investment income (loss) to average net assets (c)	0.68%	0.38%	0.54%	1.05%	0.46%	0.44%
Portfolio turnover (b) (d)	18%	32%	40%	58%	51%	46%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class R6 Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$40.05	$33.85	$35.56	$37.02	$34.74
Investment Activities:
Net investment income (loss)	0.25 (b)	0.35 (b)	0.31 (b)	0.55	0.20
Net realized and unrealized gains (losses) on investments	1.17	6.54	1.55	3.08	2.33
Total from Investment Activities	1.42	6.89	1.86	3.63	2.53
Distributions to Shareholders:
Net investment income	(0.24)	(0.34)	(0.33)	(0.53)	(0.25)
Net realized gains from investments	(0.99)	(0.35)	(3.24)	(4.56)	—
Total Distributions to Shareholders	(1.23)	(0.69)	(3.57)	(5.09)	(0.25)
Net Asset Value, End of Period	$40.24	$40.05	$33.85	$35.56	$37.02
Total Return (c)	3.55%	20.54%	6.20%	10.48%	7.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,596,037	$1,314,843	$458,750	$52,450	$24,880
Ratio of net expenses to average net assets (d)	0.54%	0.54%	0.59%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets (d)	1.22%	0.91%	0.93%	1.47%	0.66%
Ratio of gross expenses to average net assets (d) (e)	0.54%	0.54%	0.59%	0.65%	0.91%
Portfolio turnover (c) (f)	18%	32%	40%	58%	51%

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class Y Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$40.04	$33.83	$35.56	$37.02	$34.90	$29.46
Investment Activities:
Net investment income (loss)	0.24 (b)	0.31 (b)	0.28 (b)	0.49	0.30	0.17
Net realized and unrealized gains (losses) on investments	1.17	6.57	1.53	3.08	4.44	5.42
Total from Investment Activities	1.41	6.88	1.81	3.57	4.74	5.59
Distributions to Shareholders:
Net investment income	(0.23)	(0.32)	(0.30)	(0.47)	(0.29)	(0.15)
Net realized gains from investments	(0.99)	(0.35)	(3.24)	(4.56)	(2.33)	—
Total Distributions to Shareholders	(1.22)	(0.67)	(3.54)	(5.03)	(2.62)	(0.15)
Net Asset Value, End of Period	$40.23	$40.04	$33.83	$35.56	$37.02	$34.90
Total Return (c)	3.52%	20.51%	6.03%	10.27%	14.19%	19.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$393,959	$487,044	$50,765	$10,200	$7,516	$7,855
Ratio of net expenses to average net assets (d)	0.60%	0.60%	0.72%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (d)	1.17%	0.81%	0.85%	1.36%	0.83%	0.70%
Ratio of gross expenses to average net assets (d) (e)	0.60%	0.60%	0.72%	0.94%	0.87%	1.04%
Portfolio turnover (c) (f)	18%	32%	40%	58%	51%	46%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$48.23	$39.74	$40.01	$42.01	$40.29	$32.19
Investment Activities:
Net investment income (loss)	0.19 (a)	0.11 (a)	0.10 (a)	0.03	0.02	0.09
Net realized and unrealized gains (losses) on investments	0.70	10.44	3.05	1.60	4.40	9.61
Total from Investment Activities	0.89	10.55	3.15	1.63	4.42	9.70
Distributions to Shareholders:
Net investment income	(0.21)	(0.12)	(0.05)	—	(0.01)	(0.14)
Net realized gains from investments	(2.24)	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)
Total Distributions to Shareholders	(2.45)	(2.06)	(3.42)	(3.63)	(2.70)	(1.60)
Net Asset Value, End of Period	$46.67	$48.23	$39.74	$40.01	$42.01	$40.29
Total Return (excludes sales charge) (b)	1.82%	27.02%	8.66%	3.94%	11.29%	31.42%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$553,026	$603,851	$529,545	$437,280	$467,936	$513,668
Ratio of net expenses to average net assets (c)	1.22%	1.23%	1.26%	1.30%	1.31%	1.34%
Ratio of net investment income (loss) to average net assets (c)	0.80%	0.25%	0.25%	0.08%	0.06%	0.22%
Portfolio turnover (b) (d)	18%	36%	59%	53%	47%	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$48.75	$40.12	$40.37	$42.31	$40.56	$32.32
Investment Activities:
Net investment income (loss)	0.26 (a)	0.25 (a)	0.21 (a)	0.16	0.16	0.20
Net realized and unrealized gains (losses) on investments	0.71	10.55	3.08	1.62	4.43	9.67
Total from Investment Activities	0.97	10.80	3.29	1.78	4.59	9.87
Distributions to Shareholders:
Net investment income	(0.36)	(0.23)	(0.17)	(0.09)	(0.15)	(0.17)
Net realized gains from investments	(2.24)	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)
Total Distributions to Shareholders	(2.60)	(2.17)	(3.54)	(3.72)	(2.84)	(1.63)
Net Asset Value, End of Period	$47.12	$48.75	$40.12	$40.37	$42.31	$40.56
Total Return (b)	1.99%	27.44%	8.99%	4.30%	11.66%	31.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,070,252	$4,003,419	$2,428,803	$2,049,885	$1,568,121	$1,148,731
Ratio of net expenses to average net assets (c)	0.89%	0.90%	0.96%	0.96%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (c)	1.11%	0.56%	0.56%	0.40%	0.37%	0.48%
Portfolio turnover (b) (d)	18%	36%	59%	53%	47%	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$45.47	$37.59	$38.06	$40.21	$38.77	$31.08
Investment Activities:
Net investment income (loss)	0.13 (a)	0.01 (a)	0.02 (a)	(0.05)	(0.09)	— (b)
Net realized and unrealized gains (losses) on investments	0.65	9.86	2.88	1.53	4.22	9.27
Total from Investment Activities	0.78	9.87	2.90	1.48	4.13	9.27
Distributions to Shareholders:
Net investment income	(0.12)	(0.05)	—	—	—	(0.12)
Net realized gains from investments	(2.24)	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)
Total Distributions to Shareholders	(2.36)	(1.99)	(3.37)	(3.63)	(2.69)	(1.58)
Net Asset Value, End of Period	$43.89	$45.47	$37.59	$38.06	$40.21	$38.77
Total Return (c)	1.70%	26.73%	8.42%	3.73%	10.97%	31.14%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$309,592	$333,944	$302,652	$274,917	$298,601	$294,246
Ratio of net expenses to average net assets (d)	1.45%	1.45%	1.48%	1.52%	1.58%	1.56%
Ratio of net investment income (loss) to average net assets (d)	0.57%	0.03%	0.05%	(0.13)%	(0.22)%	(0.01)%
Portfolio turnover (c) (e)	18%	36%	59%	53%	47%	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class R6 Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$48.69	$40.08	$38.97
Investment Activities:
Net investment income (loss) (b)	0.22	0.21	0.13
Net realized and unrealized gains (losses) on investments	0.76	10.58	4.54
Total from Investment Activities	0.98	10.79	4.67
Distributions to Shareholders:
Net investment income	(0.37)	(0.24)	(0.19)
Net realized gains from investments	(2.24)	(1.94)	(3.37)
Total Distributions to Shareholders	(2.61)	(2.18)	(3.56)
Net Asset Value, End of Period	$47.06	$48.69	$40.08
Total Return (c)	2.00%	27.44%	12.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$150,434	$85,307	$21,044
Ratio of net expenses to average net assets (d)	0.87%	0.90%	0.98%
Ratio of net investment income (loss) to average net assets (d)	0.95%	0.46%	0.39%
Ratio of gross expenses to average net assets (d) (e)	0.87%	0.90%	1.12%
Portfolio turnover (c) (f)	18%	36%	59%

(a)  Class R6 Shares commenced operations on December 15, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class Y Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$48.33	$39.84	$40.10	$42.06	$40.36	$34.42
Investment Activities:
Net investment income (loss)	0.20 (b)	0.20 (b)	0.13 (b)	0.10	0.12	0.01
Net realized and unrealized gains (losses) on investments	0.70	10.40	3.07	1.59	4.36	5.93
Total from Investment Activities	0.90	10.60	3.20	1.69	4.48	5.94
Distributions to Shareholders:
Net investment income	(0.16)	(0.17)	(0.09)	(0.02)	(0.09)	—
Net realized gains from investments	(2.24)	(1.94)	(3.37)	(3.63)	(2.69)	—
Total Distributions to Shareholders	(2.40)	(2.11)	(3.46)	(3.65)	(2.78)	—
Net Asset Value, End of Period	$46.83	$48.33	$39.84	$40.10	$42.06	$40.36
Total Return (c)	1.85%	27.10%	8.79%	4.10%	11.45%	17.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,968	$35,416	$141,097	$76,761	$88,387	$15,072
Ratio of net expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (d)	0.86%	0.45%	0.34%	0.23%	0.06%	0.04%
Ratio of gross expenses to average net assets (d) (e)	1.17%	1.25%	1.39%	1.33%	1.18%	1.23%
Portfolio turnover (c) (f)	18%	36%	59%	53%	47%	56%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class A Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.09	$9.63	$9.96	$10.27	$10.62	$11.26
Investment Activities:
Net investment income (loss)	0.06 (a)	0.10 (a)	0.11 (a)	0.15	0.11	0.03
Net realized and unrealized gains (losses) on investments	(0.17)	(0.15)	0.05	0.04	0.06	(0.14)
Total from Investment Activities	(0.11)	(0.05)	0.16	0.19	0.17	(0.11)
Distributions to Shareholders:
Net investment income	(0.22)	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Total Distributions to Shareholders	(0.22)	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Net Asset Value, End of Period	$8.76	$9.09	$9.63	$9.96	$10.27	$10.62
Total Return (excludes sales charge) (b)	(1.26)%	(0.51)%	1.62%	1.90%	1.69%	(1.03)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$174,700	$224,822	$400,740	$349,571	$338,122	$506,249
Ratio of net expenses to average net assets (c)	0.93%	0.88%	0.91%	0.94%	0.96%	0.93%
Ratio of net investment income (loss) to average net assets (c)	1.44%	1.08%	1.10%	1.09%	1.57%	1.11%
Portfolio turnover (b) (d)	13%	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class C Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.01	$9.56	$9.89	$10.20	$10.55	$11.19
Investment Activities:
Net investment income (loss)	0.03 (a)	0.03 (a)	0.03 (a)	0.02	0.02	0.04
Net realized and unrealized gains (losses) on investments	(0.17)	(0.16)	0.06	0.10	0.08	(0.24)
Total from Investment Activities	(0.14)	(0.13)	0.09	0.12	0.10	(0.20)
Distributions to Shareholders:
Net investment income	(0.18)	(0.42)	(0.42)	(0.43)	(0.45)	(0.44)
Total Distributions to Shareholders	(0.18)	(0.42)	(0.42)	(0.43)	(0.45)	(0.44)
Net Asset Value, End of Period	$8.69	$9.01	$9.56	$9.89	$10.20	$10.55
Total Return (excludes contingent deferred sales charge) (b)	(1.51)%	(1.41)%	0.88%	1.14%	0.96%	(1.80)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$41,210	$50,316	$72,958	$68,015	$79,353	$129,193
Ratio of net expenses to average net assets (c)	1.70%	1.67%	1.69%	1.72%	1.72%	1.69%
Ratio of net investment income (loss) to average net assets (c)	0.67%	0.29%	0.32%	0.31%	0.80%	0.35%
Portfolio turnover (b) (d)	13%	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class I Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.08	$9.63	$9.96	$10.26	$10.61	$11.25
Investment Activities:
Net investment income (loss)	0.08 (a)	0.13 (a)	0.13 (a)	0.16	0.21	0.07
Net realized and unrealized gains (losses) on investments	(0.17)	(0.16)	0.06	0.07	(0.01)	(0.15)
Total from Investment Activities	(0.09)	(0.03)	0.19	0.23	0.20	(0.08)
Distributions to Shareholders:
Net investment income	(0.23)	(0.52)	(0.52)	(0.53)	(0.55)	(0.56)
Total Distributions to Shareholders	(0.23)	(0.52)	(0.52)	(0.53)	(0.55)	(0.56)
Net Asset Value, End of Period	$8.76	$9.08	$9.63	$9.96	$10.26	$10.61
Total Return (b)	(1.01)%	(0.34)%	1.90%	2.28%	1.98%	(0.75)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$335,912	$520,056	$547,322	$403,879	$379,805	$386,827
Ratio of net expenses to average net assets (c)	0.63%	0.61%	0.63%	0.65%	0.67%	0.65%
Ratio of net investment income (loss) to average net assets (c)	1.72%	1.34%	1.37%	1.37%	1.85%	1.39%
Portfolio turnover (b) (d)	13%	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class R Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.09	$9.64	$9.97	$10.28	$10.62	$11.26
Investment Activities:
Net investment income (loss)	0.07 (a)	0.10 (a)	0.11 (a)	0.11	0.15	0.06
Net realized and unrealized gains (losses) on investments	(0.17)	(0.16)	0.05	0.08	0.03	(0.17)
Total from Investment Activities	(0.10)	(0.06)	0.16	0.19	0.18	(0.11)
Distributions to Shareholders:
Net investment income	(0.22)	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Total Distributions to Shareholders	(0.22)	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Net Asset Value, End of Period	$8.77	$9.09	$9.64	$9.97	$10.28	$10.62
Total Return (b)	(1.13)%	(0.62)%	1.62%	1.88%	1.78%	(1.05)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$49,281	$58,783	$85,195	$73,805	$84,368	$99,302
Ratio of net expenses to average net assets (c)	0.90%	0.88%	0.90%	0.95%	0.96%	0.94%
Ratio of net investment income (loss) to average net assets (c)	1.47%	1.08%	1.11%	1.07%	1.56%	1.10%
Portfolio turnover (b) (d)	13%	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class R6 Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.07	$9.62	$9.95	$10.23
Investment Activities:
Net investment income (loss)	0.08 (b)	0.12 (b)	0.13 (b)	0.10
Net realized and unrealized gains (losses) on investments	(0.17)	(0.16)	0.06	(0.03)
Total from Investment Activities	(0.09)	(0.04)	0.19	0.07
Distributions to Shareholders:
Net investment income	(0.23)	(0.51)	(0.52)	(0.35)
Total Distributions to Shareholders	(0.23)	(0.51)	(0.52)	(0.35)
Net Asset Value, End of Period	$8.75	$9.07	$9.62	$9.95
Total Return (c)	(1.01)%	(0.36)%	1.89%	0.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,332	$9,407	$6,286	$3,896
Ratio of net expenses to average net assets (d)	0.63%	0.63%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (d)	1.77%	1.31%	1.37%	1.24%
Ratio of gross expenses to average net assets (d) (e)	0.69%	0.73%	0.97%	0.99%
Portfolio turnover (c) (f)	13%	30%	31%	44%

(a)  Class R6 Shares commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class Y Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.08	$9.64	$9.96	$10.27	$10.62	$11.15
Investment Activities:
Net investment income (loss)	0.07 (b)	0.10 (b)	0.13 (b)	0.08	0.12	0.11
Net realized and unrealized gains (losses) on investments	(0.16)	(0.15)	0.06	0.14	0.08	(0.20)
Total from Investment Activities	(0.09)	(0.05)	0.19	0.22	0.20	(0.09)
Distributions to Shareholders:
Net investment income	(0.23)	(0.51)	(0.51)	(0.53)	(0.55)	(0.44)
Total Distributions to Shareholders	(0.23)	(0.51)	(0.51)	(0.53)	(0.55)	(0.44)
Net Asset Value, End of Period	$8.76	$9.08	$9.64	$9.96	$10.27	$10.62
Total Return (c)	(1.05)%	(0.53)%	1.92%	2.12%	1.94%	(0.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$45,422	$62,408	$8,119	$5,093	$7,491	$10,393
Ratio of net expenses to average net assets (d)	0.71%	0.68%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (d)	1.66%	1.09%	1.30%	1.32%	1.81%	1.35%
Ratio of gross expenses to average net assets (d) (e)	0.71%	0.68%	0.89%	0.90%	0.82%	0.81%
Portfolio turnover (c) (f)	13%	30%	31%	44%	32%	62%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.53	$13.72	$14.00		$14.10	$12.70	$10.85
Investment Activities:
Net investment income (loss)	0.11 (a)	0.17 (a)	0.11	(a)	0.14	0.08	0.12
Net realized and unrealized gains (losses) on investments	0.37	2.89	(0.07	)(b)	0.03	1.67	1.85
Total from Investment Activities	0.48	3.06	0.04		0.17	1.75	1.97
Distributions to Shareholders:
Net investment income	(0.35)	(0.25)	(0.32)		(0.27)	(0.35)	(0.12)
Net realized gains from investments	(0.09)	—	—		—	—	—
Total Distributions to Shareholders	(0.44)	(0.25)	(0.32)		(0.27)	(0.35)	(0.12)
Net Asset Value, End of Period	$16.57	$16.53	$13.72		$14.00	$14.10	$12.70
Total Return (excludes sales charge) (c)	2.94%	22.57%	0.29%		1.21%	14.03%	18.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,447	$33,040	$14,350		$10,396	$6,964	$6,299
Ratio of net expenses to average net assets (d)	1.27%	1.30%	1.48%		1.39%	1.52%	1.50%
Ratio of net investment income (loss) to average net assets (d)	1.36%	1.12%	0.80%		0.75%	0.66%	1.04%
Portfolio turnover (c) (e)	18%	39%	22%		32%	28%	27%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.53	$13.71	$13.98		$14.09	$12.68	$10.87
Investment Activities:
Net investment income (loss)	0.14 (a)	0.22 (a)	0.17	(a)	0.18	0.20	0.18
Net realized and unrealized gains (losses) on investments	0.36	2.90	(0.07	)(b)	0.03	1.62	1.84
Total from Investment Activities	0.50	3.12	0.10		0.21	1.82	2.02
Distributions to Shareholders:
Net investment income	(0.38)	(0.30)	(0.37)		(0.32)	(0.41)	(0.21)
Net realized gains from investments	(0.09)	—	—		—	—	—
Total Distributions to Shareholders	(0.47)	(0.30)	(0.37)		(0.32)	(0.41)	(0.21)
Net Asset Value, End of Period	$16.56	$16.53	$13.71		$13.98	$14.09	$12.68
Total Return (c)	3.07%	23.07%	0.77%		1.54%	14.68%	18.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$119,060	$78,879	$53,438		$40,024	$30,683	$9,406
Ratio of net expenses to average net assets (d)	0.92%	0.94%	0.99%		1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets (d)	1.73%	1.47%	1.26%		1.14%	1.17%	1.55%
Ratio of gross expenses to average net assets (d) (e)	0.92%	0.94%	0.99%		1.01%	1.08%	1.19%
Portfolio turnover (c) (f)	18%	39%	22%		32%	28%	27%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements April 30, 2018

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory Diversified Stock Fund ("Diversified Stock Fund")	Classes A, C, I, R, R6, and Y	Seeks to provide long-term growth of capital
Victory NewBridge Large Cap Growth Fund ("NewBridge Large Cap Growth Fund")	Classes A, C, I, R and Y	Seeks to provide long-term capital appreciation
Victory Special Value Fund ("Special Value Fund")	Classes A, C, I, R and Y	Seeks to provide long-term growth of capital and dividend income
Victory Strategic Allocation Fund ("Strategic Allocation Fund")	Classes A, C, I and R	Seeks to provide income and long-term growth of capital
Victory Sycamore Established Value Fund ("Sycamore Established Value Fund")	Classes A, C, I, R, R6 and Y	Seeks to provide long-term capital growth by investing primarily in common stocks
Victory Sycamore Small Company Opportunity Fund ("Sycamore Small Company Opportunity Fund")	Classes A, I, R, R6 and Y	Seeks to provide capital appreciation
Victory INCORE Fund for Income ("INCORE Fund for Income")	Classes A, C, I, R, R6 and Y	Seeks to provide a high level of current income consistent with preservation of shareholders' capital
Victory INCORE Investment Grade Convertible Fund ("INCORE Investment Grade Convertible Fund")	Classes A and I	Seeks to provide a high level of current income together with long-term capital appreciation.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine fair value.

For the six months ended April 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$426,292	$—	$426,292
Exchange-Traded Funds	4,460	—	4,460
Collateral for Securities Loaned	18,601	—	18,601
Total	449,353	—	449,353
NewBridge Large Cap Growth Fund
Common Stocks	25,128	—	25,128
Collateral for Securities Loaned	2,056	—	2,056
Total	27,184	—	27,184
Special Value Fund
Common Stocks	80,389	—	80,389
Exchange-Traded Funds	837	—	837
Collateral for Securities Loaned	1,003	—	1,003
Total	82,229	—	82,229
Strategic Allocation Fund
Affiliated Exchange-Traded Funds	6,753	—	6,753
Affiliated Mutual Funds	32,153	—	32,153
Total	38,906	—	38,906
Sycamore Established Value Fund
Common Stocks	10,363,926	—	10,363,926
Exchange-Traded Funds	134,439	—	134,439
Collateral for Securities Loaned	206,764	—	206,764
Total	10,705,129	—	10,705,129
Sycamore Small Company Opportunity Fund
Common Stocks	4,879,334	—	4,879,334
Exchange-Traded Funds	67,961	—	67,961
Collateral for Securities Loaned	55,725	—	55,725
Total	5,003,020	—	5,003,020
INCORE Fund for Income
Government National Mortgage Association	—	622,079	622,079
U.S. Treasury Obligations	—	32,857	32,857
Investment Companies	100	—	100
Total	100	654,936	655,036

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
INCORE Investment Grade Convertible Fund
Common Stocks	$436	$—	$436
Convertible Corporate Bonds	—	107,578	107,578
Convertible Preferred Stocks	2,567	34,344	36,911
Collateral for Securities Loaned	8,199	—	8,199
Total	11,202	141,922	153,124

As of April 30, 2018, the following transfers between Level 1 and Level 2 are due to application of evaluated bid prices for certain portfolio holdings (in thousands):

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$22,607	$2,567

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of April 30, 2018, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of April 30, 2018 (in thousands):

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount
Diversified Stock Fund	$18,078	$18,601	$—	$523
NewBridge Large Cap Growth Fund	2,006	2,056	—	50
Special Value Fund	956	1,003	—	47
Sycamore Established Value Fund	201,427	206,764	—	5,337
Sycamore Small Company Opportunity Fund	54,249	55,725	—	1,476
INCORE Investment Grade Convertible Fund	7,948	8,199	—	251

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investments and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the INCORE Fund for Income Fund and Strategic Allocation Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Sycamore Established Value Fund, Diversified Stock Fund and INCORE Investment Grade Convertible Fund. Dividends from net investment income, if any, are declared and paid annually for the NewBridge Large Cap Growth Fund, Special Value

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

Fund, and Sycamore Small Company Opportunity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended April 30, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2018 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$278,988	$358,799	$—	$—
NewBridge Large Cap Growth Fund	6,180	14,592	—	—
Special Value Fund	51,260	55,565	—	—
Strategic Allocation Fund	15,408	10,629	—	—
Sycamore Established Value Fund	1,901,611	1,958,248	—	—
Sycamore Small Company Opportunity Fund	927,512	908,216	—	—
INCORE Fund for Income	—	—	105,243	326,841
INCORE Investment Grade Convertible Fund	54,006	19,155	—	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc. and a wholly-owned direct subsidiary of Victory Capital Operating, LLC., a publicly traded Delaware corporation.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Flat Rate
Strategic Allocation Fund	0.10%
	Up to $100 million	$100 million — $200 million	over $200 million
Sycamore Established Value Fund	0.65%	0.55%	0.45%
	Up to $400 million	$400 million — $800 million	over $800 million
NewBridge Large Cap Growth Fund	0.75%	0.65%	0.60%
Special Value Fund	0.75%	0.65%	0.60%
INCORE Fund for Income	0.50%	0.45%	0.40%
INCORE Investment Grade Convertible Fund	0.75%	0.65%	0.60%
	Up to $500 million	over $500 million
Sycamore Small Company Opportunity Fund	0.85%	0.75%
	Up to $800 million	$800 million — $2.4 billion	over $2.4 billion
Diversified Stock Fund	0.65%	0.60%	0.55%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios II and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

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Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for INCORE Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of INCORE Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2018, the Distributor received approximately $282 thousand from commissions earned on sales of Class A Shares and the transfer agent received $19 thousand from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2018, the expense limits are as follows:

Fund	Class	Expense Limit (a)
Diversified Stock Fund	Class A Shares	N/A
Diversified Stock Fund	Class C Shares	N/A
Diversified Stock Fund	Class I Shares	N/A
Diversified Stock Fund	Class R Shares	N/A
Diversified Stock Fund	Class R6 Shares	0.78%
Diversified Stock Fund	Class Y Shares	0.86%

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

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Fund	Class	Expense Limit (a)
NewBridge Large Cap Growth Fund	Class A Shares	1.36%
NewBridge Large Cap Growth Fund	Class C Shares	2.10%
NewBridge Large Cap Growth Fund	Class I Shares	0.95%
NewBridge Large Cap Growth Fund	Class R Shares	1.65%
NewBridge Large Cap Growth Fund	Class Y Shares	1.02%
Special Value Fund	Class A Shares	N/A
Special Value Fund	Class C Shares	2.20%
Special Value Fund	Class I Shares	1.15%
Special Value Fund	Class R Shares	N/A
Special Value Fund	Class Y Shares	1.10%
Strategic Allocation Fund	Class A Shares	0.40%
Strategic Allocation Fund	Class C Shares	1.15%
Strategic Allocation Fund	Class I Shares	0.15%
Strategic Allocation Fund	Class R Shares	0.65%
Sycamore Established Value Fund	Class A Shares	N/A
Sycamore Established Value Fund	Class C Shares	1.84%
Sycamore Established Value Fund	Class I Shares	N/A
Sycamore Established Value Fund	Class R Shares	N/A
Sycamore Established Value Fund	Class R6 Shares	N/A
Sycamore Established Value Fund	Class Y Shares	N/A
Sycamore Small Company Opportunity Fund	Class A Shares	N/A
Sycamore Small Company Opportunity Fund	Class I Shares	N/A
Sycamore Small Company Opportunity Fund	Class R Shares	N/A
Sycamore Small Company Opportunity Fund	Class R6 Shares	N/A
Sycamore Small Company Opportunity Fund	Class Y Shares	1.15%
INCORE Fund for Income	Class A Shares	N/A
INCORE Fund for Income	Class C Shares	N/A
INCORE Fund for Income	Class I Shares	N/A
INCORE Fund for Income	Class R Shares	N/A
INCORE Fund for Income	Class R6 Shares	0.63%
INCORE Fund for Income	Class Y Shares	0.71%
INCORE Investment Grade Convertible Fund	Class A Shares	N/A
INCORE Investment Grade Convertible Fund	Class I Shares	N/A

(a)  In effect until February 28, 2019 (unless otherwise noted).

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of November 11, 2010, the Strategic Allocation Fund is no longer subject to repaying waived or reimbursed fees to the Adviser. As of April 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser" (in thousands).

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

Fund	Expires 10/31/18	Expires 10/31/19	Expires 10/31/20	Expires 10/31/21	Total
Diversified Stock Fund	$38	$23	$20	$14	$95
NewBridge Large Cap Growth Fund	113	19	43	29	204
Special Value Fund	10	10	12	7	39
Sycamore Established Value Fund	19	—	—	—	19
Sycamore Small Company Opportunity Fund	146	231	79	4	460
INCORE Fund for Income	20	29	8	4	61
INCORE Investment Grade Convertible Fund	2	—	—	—	2

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived $44 thousand for the six months ended April 30, 2018 in the Special Value Fund.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser, Victory Capital Management Inc., to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement's termination date is July 27, 2018. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended April 30, 2018, Citibank earned approximately $74 thousand in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

of this commitment fee plus any interest on amounts borrowed. As of April 30, 2018, the interest rate on outstanding borrowings was 2.90%

The average loans for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2018 were as follows (in thousands):

Fund	Amount Outstanding at April 30, 2018	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate
Diversified Stock Fund	$—	$1,500	1	2.29%

*  For the six months ended April 30, 2018, based on the number of days borrowings were outstanding.

As of April 30, 2018, the Funds had no loans outstanding with Citibank.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the exemptive order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the exemptive order, by averaging the current repurchase agreement rate and the current bank loan rate.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during six months ended April 30, 2018 were as follows:

Fund	Borrower or Lender	Amount Outstanding at April 30, 2018 (000s)	Average Borrowing/ Lending* (000s)	Days Borrowing/ Lending Outstanding	Average Interest Rate	Interest Paid/ Received (000s)
Diversified Stock Fund	Borrower	$—	$2,572	4	2.02%	$1
Special Value Fund	Borrower	—	654	2	1.96%	—	**
Sycamore Established Value Fund	Lender	—	4,024	38	2.00%	9
Sycamore Small Company Opportunity Fund	Lender	—	1,133	12	2.02%	1

*  For the six months ended April 30, 2018, based on the number of days borrowings were outstanding.

**  Rounds to less than $1

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2018.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

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The tax character of distributions paid during the most recent fiscal year ended October 31, 2017 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Year Ended October 31, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$4,738	$7,093	$11,831
NewBridge Large Cap Growth Fund	—	15,648	15,648
Special Value Fund	797	—	797
Strategic Allocation Fund	777	—	777
Sycamore Established Value Fund	61,437	67,010	128,447
Sycamore Small Company Opportunity Fund	62,305	129,446	191,751
INCORE Fund for Income	53,031	—	53,031
INCORE Investment Grade Convertible Fund	1,668	—	1,668

As of October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Diversified Stock Fund	$32,275	$63,180	$95,455	$—	$—	$74,619	$170,074
NewBridge Large Cap Growth Fund	—	8,952	8,952	—	(245)	13,604	22,311
Special Value Fund	—	258	258	—	—	10,375	10,633
Strategic Allocation Fund	209	445	654	—	—	1,137	1,791
Sycamore Established Value Fund	63,044	200,910	263,954	—	—	1,729,999	1,993,953
Sycamore Small Company Opportunity Fund	58,005	190,068	248,073	—	—	1,032,670	1,280,743
INCORE Fund for Income	1,725	—	1,725	(246,613)	—	(28,707)	(273,595)
INCORE Investment Grade Convertible Fund	1,959	633	2,592	—	—	13,742	16,334

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

**  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows.

As of the end of their tax year ended October 31, 2017, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

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CLCFs subject to expiration (in thousands):

	Expiration Year
	2018	2019	Total
INCORE Fund for Income	$3,563	$10,878	$14,441

CLCFs not subject to expiration (in thousands):

	Short-Term Amount	Long-Term Amount	Total
INCORE Fund for Income	$92,201	$139,971	$232,172

At April 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, and gross unrealized depreciation were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Stock Fund	$392,360	$66,049	$(9,056)	$56,993
NewBridge Large Cap Growth Fund	16,007	11,336	(160)	11,177
Special Value Fund	75,361	8,812	(1,944)	6,868
Sycamore Established Value Fund	9,013,879	1,873,121	(181,871)	1,691,250
Strategic Allocation Fund	38,189	1,295	(578)	717
Sycamore Small Company Opportunity Fund	4,101,290	1,040,376	(138,646)	901,730
INCORE Fund for Income	699,040	2,264	(46,268)	(44,004)
INCORE Investment Grade Convertible Fund	141,660	15,890	(4,425)	11,464

8.  Affiliated Funds:

The term "affiliated company" includes funds which are managed by VCM which are affiliates of the Funds. Transactions during the period ended April 30, 2018 with funds which are affiliates are as follows (in thousands):

Fund	Fair Value 10/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/2018	Dividend Income
Strategic Allocation Fund
Victory INCORE Total Return Bond Fund, Class R6	$4,082	$904	$(227)	$—	$(155)	$4,604	$76
Victory Expedition Emerging Markets Small Cap Fund, Class I	1,806	926	(2,582)	(2)	(148)	—	34
Victory Integrity Discovery Fund, Class Y	1,099	366	(121)	21	(148)	1,217	45
Victory CEMP International Volatility Wtd Index ETF	1,989	793	(58)	11	52	2,787	23
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	—	3,200	(39)	(1)	(131)	3,029	—
Victory Sophus Emerging Markets Small Cap Fund, Class Y	—	3,201	(40)	(1)	(120)	3,040	—

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

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Fund	Fair Value 10/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/2018	Dividend Income
Victory CEMP US Small Cap Volatility Wtd Index ETF	$1,121	$242	$(122)	$29	$(18)	$1,252	$8
Victory CEMP Emerging Market Volatility Wtd Index ETF	2,120	479	(2,673)	345	(271)	—	73
Victory CEMP Long/Short Strategy Fund, Class I	2,203	661	(2,259)	(353)	(252)	—	57
Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	2,140	84	(2,131)	(237)	144	—	84
Victory RS Global Fund, Class Y	9,178	1,989	(118)	5	544	11,598	—
Victory US Multi-Factor Minimum Volatility ETF	1,955	670	(39)	3	125	2,714	30
Victory CEMP Market Neutral Current Income Fund, Class I	7,038	1,906	(219)	3	(63)	8,665	117
Total	$34,731	$15,421	$(10,628)	$(177)	$(441)	$38,906	$547

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Hartford Life Insurance Company	Special Value Fund	33.9%
Morgan Stanley Smith Barney LLC	Investment Grade Convertible Fund	33.7%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Funds' compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending October 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds' adoption of these amendments had no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2018

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11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios	Supplemental Information April 30, 2018

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016- September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities, LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios	Supplemental Information — continued April 30, 2018

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During Period 11/01/17-04/30/18*	Annualized Net Expense Ratio During Period 11/01/17-04/30/18
Diversified Stock Fund
Class A Shares	$1,000.00	$1,025.40	$5.27	1.05%
Class C Shares	1,000.00	1,021.40	9.42	1.88%
Class I Shares	1,000.00	1,026.20	4.02	0.80%
Class R Shares	1,000.00	1,024.10	6.73	1.34%
Class R6 Shares	1,000.00	1,026.60	3.92	0.78%
Class Y Shares	1,000.00	1,026.20	4.32	0.86%
NewBridge Large Cap Growth Fund
Class A Shares	1,000.00	1,095.40	7.07	1.36%
Class C Shares	1,000.00	1,089.00	10.88	2.10%
Class I Shares	1,000.00	1,096.10	4.94	0.95%
Class R Shares	1,000.00	1,093.90	8.57	1.65%
Class Y Shares	1,000.00	1,096.10	5.30	1.02%
Special Value Fund
Class A Shares	1,000.00	1,023.30	5.82	1.16%
Class C Shares	1,000.00	1,019.00	10.36	2.07%
Class I Shares	1,000.00	1,024.40	4.87	0.97%
Class R Shares	1,000.00	1,022.30	7.22	1.44%
Class Y Shares	1,000.00	1,024.50	4.77	0.95%

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During Period 11/01/17-04/30/18*	Annualized Net Expense Ratio During Period 11/01/17-04/30/18
Strategic Allocation Fund
Class A Shares	$1,000.00	$1,016.00	$2.00	0.40%
Class C Shares	1,000.00	1,012.70	5.74	1.15%
Class I Shares	1,000.00	1,017.50	0.75	0.15%
Class R Shares	1,000.00	1,015.30	3.25	0.65%
Sycamore Established Value Fund
Class A Shares	1,000.00	1,033.70	4.54	0.90%
Class C Shares	1,000.00	1,029.60	8.40	1.67%
Class I Shares	1,000.00	1,035.20	3.03	0.60%
Class R Shares	1,000.00	1,032.80	5.49	1.09%
Class R6 Shares	1,000.00	1,035.50	2.73	0.54%
Class Y Shares	1,000.00	1,035.20	3.03	0.60%
Sycamore Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.20	6.10	1.22%
Class I Shares	1,000.00	1,019.90	4.46	0.89%
Class R Shares	1,000.00	1,017.00	7.25	1.45%
Class R6 Shares	1,000.00	1,020.00	4.36	0.87%
Class Y Shares	1,000.00	1,018.50	5.76	1.15%
INCORE Fund for Income
Class A Shares	1,000.00	987.40	4.58	0.93%
Class C Shares	1,000.00	984.90	8.37	1.70%
Class I Shares	1,000.00	989.90	3.11	0.63%
Class R Shares	1,000.00	988.70	4.44	0.90%
Class R6 Shares	1,000.00	989.90	3.11	0.63%
Class Y Shares	1,000.00	989.50	3.50	0.71%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	1,029.40	6.39	1.27%
Class I Shares	1,000.00	1,030.70	4.63	0.92%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During Period 11/01/17-04/30/18*	Annualized Net Expense Ratio During Period 11/01/17-04/30/18
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.59	$5.26	1.05%
Class C Shares	1,000.00	1,015.47	9.39	1.88%
Class I Shares	1,000.00	1,020.83	4.01	0.80%
Class R Shares	1,000.00	1,018.15	6.71	1.34%
Class R6 Shares	1,000.00	1,020.93	3.91	0.78%
Class Y Shares	1,000.00	1,020.53	4.31	0.86%
NewBridge Large Cap Growth Fund
Class A Shares	1,000.00	1,018.05	6.80	1.36%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class I Shares	1,000.00	1,020.08	4.76	0.95%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Class Y Shares	1,000.00	1,019.74	5.11	1.02%
Special Value Fund
Class A Shares	1,000.00	1,019.04	5.81	1.16%
Class C Shares	1,000.00	1,014.53	10.34	2.07%
Class I Shares	1,000.00	1,019.98	4.86	0.97%
Class R Shares	1,000.00	1,017.65	7.20	1.44%
Class Y Shares	1,000.00	1,020.08	4.76	0.95%
Strategic Allocation Fund
Class A Shares	1,000.00	1,022.81	2.01	0.40%
Class C Shares	1,000.00	1,019.09	5.76	1.15%
Class I Shares	1,000.00	1,024.05	0.75	0.15%
Class R Shares	1,000.00	1,021.57	3.26	0.65%
Sycamore Established Value Fund
Class A Shares	1,000.00	1,020.33	4.51	0.90%
Class C Shares	1,000.00	1,016.51	8.35	1.67%
Class I Shares	1,000.00	1,021.82	3.01	0.60%
Class R Shares	1,000.00	1,019.39	5.46	1.09%
Class R6 Shares	1,000.00	1,022.12	2.71	0.54%
Class Y Shares	1,000.00	1,021.82	3.01	0.60%
Syacamore Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.74	6.11	1.22%
Class I Shares	1,000.00	1,020.38	4.46	0.89%
Class R Shares	1,000.00	1,017.60	7.25	1.45%
Class R6 Shares	1,000.00	1,020.48	4.36	0.87%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During Period 11/01/17-04/30/18*	Annualized Net Expense Ratio During Period 11/01/17-04/30/18
INCORE Fund for Income
Class A Shares	$1,000.00	$1,020.18	$4.66	0.93%
Class C Shares	1,000.00	1,016.36	8.50	1.70%
Class I Shares	1,000.00	1,021.67	3.16	0.63%
Class R Shares	1,000.00	1,020.33	4.51	0.90%
Class R6 Shares	1,000.00	1,021.67	3.16	0.63%
Class Y Shares	1,000.00	1,021.27	3.56	0.71%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.50	6.36	1.27%
Class I Shares	1,000.00	1,020.23	4.61	0.92%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Diversified Stock Fund	NewBridge Large Cap Growth Fund

Special Value Fund	Strategic Allocation Fund

Sycamore Established Value Fund	Sycamore Small Company Opportunity Fund

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

INCORE Fund for Income	INCORE Investment Grade Convertible Fund

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

Investment Advisor Agreement

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2017. The Board also considered information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 24, 2017. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group, including FUSE's selection of a broad universe of funds using the standard retail Morningstar categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Strategic Allocation Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through February 28, 2019. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Diversified Stock Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index and the peer group for all of the periods reviewed. The Board noted that the Fund's portfolio management team changed in May 2017. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund's underperformance is through its change of the Fund's portfolio management team; (4) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (5) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Large Cap Growth Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index and the peer group for all of the periods reviewed. The Adviser discussed the Fund's performance in the context of the Fund's investment strategy. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

Special Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index and the peer group for all of the periods reviewed. The Board noted that the Fund's portfolio management team changed in May 2017. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund's underperformance is through its change of the Fund's portfolio management team; (4) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (5) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Strategic Allocation Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, three- and five-year periods and the peer group for the one-year period, outperformed the peer group for the three-, five- and ten-year periods, and outperformed the benchmark index for the ten-year period. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015. The Board brought the Fund's recent underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Established Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group for the three-, five- and ten-year periods and the benchmark index for all of the periods reviewed, and underperformed the peer group for the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had performed well during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Small Company Opportunity Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group for all of the periods reviewed and the benchmark index for the three-, five- and ten-year periods, and underperformed the benchmark index for the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to

Victory Portfolios	Supplemental Information — continued April 30, 2018

  (Unaudited)

limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Fund for Income

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the peer group and the benchmark index for the three-, five- and ten-year periods, and underperformed both the peer group and the benchmark index for the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that other than for the one-year period, the Fund had performed well during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Investment Grade Convertible Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and the peer group for the one- and ten-year periods. The Board noted that the Fund changed its benchmark index in August 2017. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Funds Privacy Policy

Protecting the Privacy of Information

The Victory Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory Funds investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Victory Funds do not share information with other companies for purposes of marketing solicitations for products other than the Victory Funds. Therefore, the Victory Funds do not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI (4/18)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer
Date	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer
Date	June 28, 2018

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer
Date	June 28, 2018